YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.


                               TABLE OF CONTENTS

                                                                     PAGE

                 PRESIDENT'S LETTERS  . . . . . . . . . . . . .       4

                 STATEMENTS OF INVESTMENTS:

                 DREYFUS CASH MANAGEMENT . . . . . . . . . . . .      8

                 DREYFUS CASH MANAGEMENT PLUS, INC.  . . . . . .     11

                 DREYFUS GOVERNMENT CASH MANAGEMENT  . . . . . .     15

                 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT  . . .     17

                 DREYFUS TREASURY CASH MANAGEMENT  . . . . . . .     18

                 DREYFUS TREASURY PRIME CASH MANAGEMENT  . . . .     20

                 DREYFUS MUNICIPAL CASH MANAGEMENT PLUS  . . . .     21

                 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT  . .     24

                 DREYFUS TAX EXEMPT CASH MANAGEMENT  . . . . . .     26

                 STATEMENT OF ASSETS AND LIABLILITIES . . . . . .    31

                 STATEMENT OF OPERATIONS  . . . . . . . . . . . .    33

                 STATEMENT OF CHANGES IN NET ASSETS . . . . . . .    35

                 FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . .    39

                 NOTES TO FINANCIAL STATEMENTS  . . . . . . . . .    44

                 REPORT OF INDEPENDENT AUDITORS . . . . . . . . .    46

                 IMPORTANT TAX INFORMATION  . . . . . . . . . . .    47



DREYFUS CASH MANAGEMENT FUNDS
------------------------------------------------------------------------------

JOINT LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with the annual reports for Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management and Dreyfus Treasury Prime Cash Management, each for the 12-month period ended January 31, 1999. Please see the accompanying table at the end of this letter for the performance of each Fund.

ECONOMIC REVIEW

  The U.S. economy remained strong in 1998 in spite of economic turmoil in Asia and Russia. There were two main reasons: First, consumer spending was strong, backed by healthy real wage and salary income and the wealth effect from high asset prices. Second, technology spending was quite strong even as capital spending in the older industries showed signs of cooling late in the year.

  The Fed stood pat with an unchanged Federal Funds rate for the first nine months of 1998, but began to ease rates on September 30. The trigger for its doing so was a financial crisis brought on by defaults. Despite the fact that an International Monetary Fund program was in place, Russia defaulted in midsummer. As the prices of illiquid assets owned by leveraged hedge funds, brokerage firms and banks dropped sharply, fear in financial circles escalated. The Fed broke the momentum of financial stress by easing rates on three successive occasions.

The period of financial crisis was brief enough that little damage was done to the U.S. economy in 1998, as yet another year of above-trend economic growth with quiescent inflation was recorded.

The U.S. and continental Europe experienced both good results and bad from the Asian financial crisis. In this country, the housing and consumer sectors were beneficiaries, while the industrial sector was weakened by the Asian recession. Low inflation permitted credit to ease in both Europe and the U.S.

  In 1998, the global economy survived a triple financial crisis focused on Japan, on emerging market countries and on hyperleveraged financial institutions. Overseas, excess capacity persists in many industries after years of high capital spending followed by the onset of weakness in world demand. Fortunately, the U.S. has led the world in making the transition from the traditional industries to the new growth industries such as biotechnology, software, hardware and the Internet. This contributed to the favorable combination of a low unemployment rate and low inflation in the U.S., a performance which has strengthened the forces for more efficient allocation of capital elsewhere in the world.

MARKET ENVIRONMENT/PORTFOLIO FOCUS

  The economic forces described above drove down interest rates in late summer and early fall. Later in the year there was a modest increase in rates. One of its effects was to change the yield curve from a negatively sloping one to a positively sloping one. In this normal configuration, longer-term yields exceeded those of the shorter-term instruments.

  A flight to safety by global investors was the force that most affected U.S. interest rates last fall. In recent weeks, as the domestic economy continued to demonstrate exceptional strength, rates edged higher. One factor affecting the U.S. interest rates has been the rise in interest rates in Japan. This has brought about some repatriation of investment funds to that country. In addition, the introduction of the Euro currency at the start of the new year, which was well received, put some downward pressure on the U.S. dollar and conversely, upward pressure on yields.

Investor fears of worldwide financial turmoil seemed to have receded recently. Currently, prices and rates in the money market appear to be reacting more to underlying economic forces than to such market psychology factors. This, of course, can be constructive for investors in short-term money market instruments.

The fact that the Federal Reserve Open Market Committee lowered interest rates
three   times   between   late   September   and  year-end  has  been  a  strong
confidence-building factor in the markets. Currently, we expect the Fed to remain in a "wait and see" mode for the near term.

During the reporting period, we lengthened the average portfolio maturities in anticipation of possible declining interest rates. With the domestic economy demonstrating much resilience as we move forward in 1999, there are likely to be investment opportunities arising. We will continue to monitor these developments in the marketplace, including interest rates, in seeking to maximize the yields to the funds.

         Very truly yours,


         [Patricia A. Larkin signature]

         Patricia A. Larkin

         Senior Portfolio Manager

         The Dreyfus Corporation

February 18, 1999

New York, N.Y.



PERFORMANCE

We are pleased to report the performance for each Dreyfus Cash Management Fund listed below for the 12-month period ended January 31, 1999, as shown in the following chart.

                                                                                         YIELD               EFFECTIVE YIELD*
                                                                                    _______________            _____________
DREYFUS CASH MANAGEMENT

       Institutional Shares  . . . . . . . . . . . . . . . . . . . . . . . . . .         5.32%                     5.45%

       Administrative Shares . . . . . . . . . . . . . . . . . . . . . . . . . .         5.22%                     5.34%

       Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.07%                     5.19%

       Participant Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.92%                     5.03%

DREYFUS CASH MANAGEMENT PLUS, INC.

       Institutional Shares  . . . . . . . . . . . . . . . . . . . . . . . . . .         5.36%                     5.50%

       Administrative Shares . . . . . . . . . . . . . . . . . . . . . . . . . .         5.26%                     5.39%

       Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5.12%                     5.24%

       Participant Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.96%                     5.07%

DREYFUS GOVERNMENT CASH MANAGEMENT

       Institutional Shares  . . . . . . . . . . . . . . . . . . . . . . . . . .         5.22%                     5.35%

       Administrative Shares . . . . . . . . . . . . . . . . . . . . . . . . . .         5.12%                     5.24%

       Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.97%                     5.08%

       Participant Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.82%                     4.93%

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT**

       Institutional Shares  . . . . . . . . . . . . . . . . . . . . . . . . . .         5.20%                     5.33%

       Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.95%                     5.06%

       Administrative Shares . . . . . . . . . . . . . . . . . . . . . . . . . .         5.10%                     5.22%

       Participant Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.80%                     4.91%

DREYFUS TREASURY CASH MANAGEMENT

       Institutional Shares  . . . . . . . . . . . . . . . . . . . . . . . . . .         5.09%                     5.21%

       Administrative Shares . . . . . . . . . . . . . . . . . . . . . . . . . .         4.99%                     5.11%

       Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.84%                     4.95%

       Participant Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.68%                     4.79%

DREYFUS TREASURY PRIME CASH MANAGEMENT

       Institutional Shares  . . . . . . . . . . . . . . . . . . . . . . . . . .         4.96%                     5.07%

       Administrative Shares . . . . . . . . . . . . . . . . . . . . . . . . . .         4.86%                     4.97%

       Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.71%                     4.81%

       Participant Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . .         4.56%                     4.65%
---------------

*  Effective yield takes into account the effect of compounding and is based upon dividends declared daily and reinvested monthly.

** Reflects  annualized  yields,  based  on  the  Fund' s  inception  date  of  February  27,  1998,  through  January  31,  1999.

  Money market mutual funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although any money market mutual fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund. Yield fluctuates. Past performance is no guarantee of future results.


DREYFUS CASH MANAGEMENT FUNDS
------------------------------------------------------------------------------

JOINT LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to provide you with the annual reports for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management, each for the 12-month period ended January 31, 1999. Please see the accompanying chart at the end of this letter for the performance of each Fund.

ECONOMIC REVIEW

  The U.S. economy remained strong in 1998 in spite of economic turmoil in Asia and Russia. There were two main reasons: First, consumer spending was strong, backed by healthy real wage and salary income and the wealth effect from high asset prices. Second, technology spending was quite strong even as capital spending in the older industries showed signs of cooling late in the year.

  The Fed stood pat with an unchanged Federal Funds rate for the first nine months of 1998, but began to ease rates on September 30. The trigger for its doing so was a financial crisis brought on by defaults. Despite the fact that an International Monetary Fund program was in place, Russia defaulted in midsummer. As the prices of illiquid assets owned by leveraged hedge funds, brokerage firms and banks dropped sharply, fear in financial circles escalated. The Fed broke the momentum of financial stress by easing rates on three successive occasions.

The period of financial crisis was brief enough that little damage was done to the U.S. economy in 1998, as yet another year of above-trend economic growth with quiescent inflation was recorded.

The U.S. and Continental Europe experienced both good results and bad from the Asian financial crisis. In this country, the housing and consumer sectors were beneficiaries, while the industrial sector was weakened by the Asian recession. Low inflation permitted credit to ease in both Europe and the U.S.

  In 1998, the global economy survived a triple financial crisis focused on Japan, on emerging market countries and on hyperleveraged financial institutions. Overseas, excess capacity persists in many industries after years of high capital spending followed by the onset of weakness in world demand. Fortunately, the U.S. has led the world in making the transition from the traditional industries to the new growth industries such as biotechnology, software, hardware and the Internet. This contributed to the favorable combination of a low unemployment rate and low inflation in the U.S., a performance which has strengthened the forces for more efficient allocation of capital elsewhere in the world. As 1999 began, the U.S. economy continued to exhibit surprising strength.

MARKET ENVIRONMENT/PORTFOLIO OVERVIEW

  Throughout the fall, the short-term municipal market continued to feel the effects of the diminished supply of new issuance during the summer months. The overall lack of availability of suitable investments in the one-year range held yields down for most of the period. As a result of the relatively flat yield curve that existed, we utilized the commercial paper market in all three tax-exempt Cash Management Funds, as a means of locking in attractive rates in the 60- to 90-day range without having to extend out a full year.

  As year-end approached, we were poised to take advantage of seasonal market weakness and extend the Funds' average maturities when possible. However, the short-term municipal market's weakness in late December was slight and afforded us less opportunity than in prior years. This, coupled with the lack of supply of high-quality tax-exempt paper, hindered our ability to extend the Funds to the desired 60-plus day range. This task was even more difficult when seeking appropriate New York-exempt investments, which led to a shorter Fund average maturity of less than 40 days. When possible, we selectively purchased one-year notes issued by those municipalities which provided competitive market yields and which met the high standards required by our internal investment guidelines. We will continue to search for those similar one-year investment opportunities which will lock in higher rates for the Funds while providing an attractive return to the tax-exempt investor. As always, we will structure the portfolios in an attempt to maximize current yield while maintaining our commitment to high quality tax-exempt investments.

          Very truly yours,


          [Richard J. Moynihan signature]


          Richard J. Moynihan

          Director, Municipal Portfolio Management

          The Dreyfus Corporation

February 18, 1999

New York, N.Y.



PERFORMANCE

  We are pleased to report the performance of each Dreyfus Cash Management fund listed below for the 12-month period ended
January 31,1999, as follows:

                                                                                         YIELD               EFFECTIVE YIELD*
                                                                                    _______________            _____________
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

       Institutional Shares  . . . . . . . . . . . . . . . . . . . . . . . . . .         3.32%                     3.37%

       Administrative Shares . . . . . . . . . . . . . . . . . . . . . . . . . .         3.22%                     3.27%

       Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3.08%                     3.12%

       Participant Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . .         2.93%                     2.97%

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

       Institutional Shares  . . . . . . . . . . . . . . . . . . . . . . . . . .         3.15%                     3.19%

       Administrative Shares . . . . . . . . . . . . . . . . . . . . . . . . . .         3.05%                     3.09%

       Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2.89%                     2.93%

       Participant Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . .         2.74%                     2.78%

DREYFUS TAX EXEMPT CASH MANAGEMENT

       Institutional Shares  . . . . . . . . . . . . . . . . . . . . . . . . . .         3.21%                     3.26%

       Administrative Shares . . . . . . . . . . . . . . . . . . . . . . . . . .         3.10%                     3.15%

       Investor Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2.96%                     3.00%

       Participant Shares  . . . . . . . . . . . . . . . . . . . . . . . . . . .         2.81%                     2.85%
-------------------

*  Effective yield takes into account the effect of compounding and is based upon dividends declared daily and reinvested monthly.

DREYFUS CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                     JANUARY 31, 1999

                                                                                                  Principal

Negotiable Bank Certificates of Deposit--11.0%                                                      Amount             Value
-----------------------------------------------------------                                     ________________  _______________
Chase Manhattan Bank N.A.

  4.91%-5.21%, 3/17/1999-3/22/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 107,350,000  $  107,349,395

Crestar Bank

  5.00%, 1/19/2000 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      50,000,000

First Tennessee Bank

  4.84%-4.90%, 2/16/1999-4/26/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     249,000,000     249,001,130

First Union National Bank

  4.93%, 9/2/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      75,000,000      75,212,885

Fleet National Bank

  4.85%, 4/20/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      49,000,000      49,003,853

Harris Trust & Savings Bank

  4.84%-4.88%, 2/16/1999-3/22/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     200,000,000     199,999,688

Michigan National Bank

  5.04%, 11/24/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000,000      25,001,956

Morgan Guaranty Trust Co.

  5.12%, 3/17/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      15,000,000      15,002,260
                                                                                                                 _______________

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

  (cost $770,571,167)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  $  770,571,167
                                                                                                                 _______________


Commercial Paper--61.6%
-----------------------------------------------------------

Abbey National North America

  4.86%-5.28%, 2/5/1999-7/8/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 282,000,000  $  279,995,111

Associates Corp. of North America

  4.87%, 2/8/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,952,847

Atlantis One Funding Corp.

  4.86%-5.03%, 3/26/1999-5/14/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     125,021,000     123,610,130

BankAmerica Corp.

  5.10%- 5.21%, 2/10/1999-5/13/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000      99,365,456

Canadian Imperial Holdings Inc.

  4.88-5.08%, 3/11/1999-5/5/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     265,000,000     262,585,885

Chrysler Financial Co.

  4.99%, 4/7/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,554,931

Ciesco L.P.

  4.85%, 4/12/1999 (b)(c)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      34,000,000      33,682,667

Ciesco L.P.

  4.86%, 3/1/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,812,167

Den Danske Corp. Inc.

  5.67%, 4/1/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      35,000,000      34,687,956

Deutsche Bank Financial Inc.

  4.90%, 4/9/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000      99,099,222

Dresdner U.S. Finance Inc

  4.91%-5.06%, 2/8/1999-2/18/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     249,750,000     249,371,500

Equilon Enterprises

  4.85%- 5.32%, 2/5/1999-4/13/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     249,550,000     248,693,836

General Electric Capital Corp.

  5.00%-5.51%, 2/18/1999-5/11/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     316,000,000     313,046,421

General Electric Co.

  4.95%-5.21%, 2/19/1999-6/3/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     320,000,000     317,445,848

General Electric Capital Services Inc.

  4.85%-5.30%, 2/11/1999-5/11/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     200,000,000     198,598,620

General Motors Acceptance Corp.

  4.84%, 2/24/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     200,000,000     199,384,112


DREYFUS CASH MANAGEMENT
------------------------------------------------------------------------------

                                                                                                   Principal

Commercial Paper (continued)                                                                        Amount             Value
-----------------------------------------------------------                                     ________________  _______________

Generale Bank Inc.

  5.31%, 2/10/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  17,000,000   $   16,977,73

Goldman Sachs Group L.P.

  4.97%-5.45%, 2/25/1999-5/14/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     245,000,000     242,902,741

HSBC Americas, Inc.

  5.15%, 4/23/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,433,000

International Nederlander ( U.S.) Funding Corp,

  5.16%, 2/22/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      60,000,000      59,821,850

Merrill Lynch & Co. Inc.

  5.71%, 3/26/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      10,000,000       9,919,322

Morgan (J.P.) & Co.

  4.91%-5.13%, 2/16/1999-5/28/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     239,000,000     236,975,350

Morgan Stanley Group

  5.19%-5.60%, 2/12/1999-2/19/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     130,000,000     129,761,500

National Rural Utilities Cooperative Finance Corp.

  5.09%, 2/12/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000,000      24,961,806

Prudential Funding Corp.

  4.76%, 2/1/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000     100,000,000

Salomon Smith Barney Holdings Corp.

  4.86%, 2/17/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,892,444

Societe Generale N.A. Inc.

  4.84%-5.23%, 2/5/1999-3/16/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     345,000,000     344,303,837

Swedbank Inc.

  4.87%, 4/5/1999-4/20/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     238,000,000     235,610,484

Toronto- Dominion Holdings USA Inc.

  5.06%-5.57%, 2/26/1999-6/2/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     130,000,000     128,230,055

Vereinsbank Finance

  5.03%, 4/16/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      75,000,000      74,236,875

                                                                                                                 _______________

TOTAL COMMERCIAL PAPER

  (cost $4,311,913,703)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  $4,311,913,703

                                                                                                                 _______________

Corporate Notes--6.6%
-----------------------------------------------------------

Citigroup

  5.18%, 2/3/2000 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 175,000,000  $  175,144,687

IBM Credit Corp.

  4.85%, 6/18/1999 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      47,000,000      46,989,668

Key Bank N.A

  4.87%, 9/23/1999 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,993,743

Merrill Lynch & Co. Inc

  5.04%, 2/4/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      50,000,000

Morgan (J.P.) & Co.

  5.03%, 2/7/2000 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      60,000,000      60,000,000

Morgan Guaranty Trust

  5.12%, 3/10/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      26,000,000      26,010,707

NationsBank N.A.

  4.86%, 4/27/1999 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,996,623

                                                                                                                 _______________

TOTAL CORPORATE NOTES

  (cost $458,135,428)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  $  458,135,428

                                                                                                                 _______________

Short-Term Bank Notes--13.7%
-----------------------------------------------------------

Fifth Third Bank

  4.84%, 2/25/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 150,000,000  $  150,000,864


DREYFUS CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                         JANUARY 31, 1999

                                                                                                    Principal

Short-Term Bank Notes (continued)                                                                    Amount           Value
-----------------------------------------------------------                                     ________________  _______________
First Union National Bank

  5.00%-5.21%, 4/28/1999-10/25/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 150,000,000  $  150,000,000

Harris Trust & Savings Bank

  5.00%-5.09%, 3/17/1999-1/24/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     145,000,000     145,000,000

Key Bank N.A.

  4.87%, 2/24/1999 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,997,858

LaSalle National Bank

  4.94%-5.74%, 3/8/1999-5/17/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     290,000,000     290,000,000

Morgan Guaranty Trust Co.

  5.58%, 2/4/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      20,000,000      19,999,664

Nationsbank N.A.

  5.04%-5.07%, 4/8/1999-5/7/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     150,000,000     150,000,000

                                                                                                                 _______________

TOTAL SHORT-TERM BANK NOTES

  (cost $954,998,386)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  $  954,998,386

                                                                                                                 _______________


U.S. Government Agencies-6.3%
-----------------------------------------------------------

Federal Farm Credit Banks, Floating Rate Notes

  4.82%-4.85%,12/28/1999-1/28/2000 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 225,000,000  $  225,000,000

Federal Home Loan Banks, Notes

  4.85%, 2/3/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000     100,000,000

Federal National Mortgage Association, Floating Rate Notes

  4.78%-4.79%, 4/15/1999-1/18/2000 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     115,000,000     114,998,242

                                                                                                                 _______________

TOTAL U.S. GOVERNMENT AGENCIES

  (cost $439,998,242)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  $  439,998,242

                                                                                                                 _______________


Time Deposits-1.4%
-----------------------------------------------------------

Chase Manhattan Bank N.A. (London)

 4.75%, 2/1/1999

  (cost $100,000,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 100,000,000  $  100,000,000
                                                                                                                 _______________

Repurchase Agreements--.9%
-----------------------------------------------------------

SBC Warburg Dillon Read

 4.60%, dated 1/29/1999, due 2/1/1999 in the amount of

 $64,321,647 (fully collateralized by $66,922,000 U.S.

 Treasury Bills, due 7/15/1999, value $65,598,878)

  (cost $64,297,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 64,297,000    $  64,297,00
                                                                                                                 _______________


TOTAL INVESTMENTS

  (cost $7,099,913,926)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   101.5%                 $7,099,913,926
                                                                                          _______                _______________

LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . . . . . .    (1.5%)               $  (103,951,834)
                                                                                          _______                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   100.0%                 $6,995,962,092
                                                                                          _______                _______________

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Variable interest rate-subject to periodic change.

(b) These notes were acquired for investment, and not with intent to distribute or sell.

(c)Securities restricted as to public resale. These securities were acquired on 1/22/99 at a cost of 98.93%. At January 31,1999, the aggregate value of these securities was $33,682,667, representing approximately .48% of net assets and are valued at amortized cost.

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS CASH MANAGEMENT PLUS, INC.
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                     JANUARY 31, 1999

                                                                                                  Principal

Negotiable Bank Certificates of Deposit--37.3%                                                      Amount            Value
-----------------------------------------------------------                                     ________________  _______________
ABN-AMRO Bank N.V. (Yankee)

  5.68%, 4/5/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  60,000,000  $    59,995,30

Abbey National Treasury Services (Yankee)

  5.20%, 12/9/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      50,000,000

Bankers' Trust Co. (Yankee)

  4.88%, 7/23/1999 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      30,000,000      29,988,613

Bank Austria AG (Yankee)

  5.01%-5.02%, 1/6/2000-1/7/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     200,000,000     199,969,079

Bank of Nova Scotia (Yankee)

  5.03%, 4/1/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      50,007,824

Bayerische Vereinsbank AG (Yankee)

  4.92%, 2/5/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..    200,000,000     200,001,108

Canadian Imperial Bank of Commerce (Yankee)

  5.03%, 1/27/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,984,055

Commerzbank AG (Yankee)

  4.99%, 1/25/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000      99,997,636

Credit Agricole (Yankee)

  4.87%, 5/26/1999 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      75,000,000      74,982,282

Creditanstalt Bankverein (Yankee)

  4.86%-5.72%, 4/7/1999-7/12/1999 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     275,000,000     274,961,628

Credit Suisse (Yankee)

  4.86%, 5/5/1999 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     200,000,000     200,000,000

Deutsche Bank AG (Yankee)

  5.01%-5.73%, 3/9/1999-1/6/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     263,000,000     262,982,663

Istituto Bancario San Paolo Di Torino (Yankee)

  5.74%, 7/28/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,987,803

Robobank Nederland N.V. (Yankee)

  5.81%, 5/5/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,996,226

Royal Bank of Canada (Yankee)

  5.02%, 1/24/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000      99,962,340

Skandinaviska Enskildabanken (Yankee)

  5.07%, 4/5/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      50,000,853

Societe Generale (Yankee)

  5.02%-5.78%, 2/5/1999-1/7/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     307,000,000     306,966,386

Svenska Handelsbanken (Yankee)

4.84%-4.91%, 4/26/1999-5/4/1999. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     125,000,000     125,046,070

SwedBank (Yankee)

  5.70%-5.86%, 4/6/1999-7/23/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     335,000,000     334,953,584

Swiss Bank Corp. (Yankee)

  5.70%, 4/5/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000,000      25,000,827

Union Bank of California (Yankee)

  4.95%, 4/7/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000     100,000,000

Westdeutsche Landesbank Girozentrale (Yankee)

  4.84%-4.93%, 2/8/1999-2/22/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     380,000,000     380,000,000

                                                                                                                 _______________

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

  (cost $3,074,784,280)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  $3,074,784,280

                                                                                                                 _______________

Commercial Paper--29.4%
-----------------------------------------------------------

Associates Corp. of North America

  4.79%, 2/1/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 165,000,000  $  165,000,000

Atlantis One Funding Corp.

  4.86%, 4/27/1999 (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      99,555,000      98,426,710


DREYFUS CASH MANAGEMENT PLUS, INC.
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                         JANUARY 31, 1999

                                                                                                    Principal

Commercial Paper (continued)                                                                         Amount           Value
-----------------------------------------------------------                                     ________________  _______________
BHF Finance (DE) Inc.

  4.94%, 2/12/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  50,000,000  $    49,924,83

Ciesco L.P.

  4.85%, 3/4/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      49,000,000      48,796,623

Countrywide Home Loans, Inc.

  4.90%-4.93%, 2/23/1999-2/26/1999 (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      74,000,000      73,768,945

Delaware Funding Corp.

  4.85%, 2/23/1999 (b,c,d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      87,928,000      87,668,466

Den Norske Bank A/S

  4.90%-4.91%, 7/14/1999-7/22/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     150,000,000     146,641,591

Dixie Overseas Ltd.

  4.90%, 2/5/1999 (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      75,000,000      74,959,333

Finova Capital Corp.

  5.21%-5.50%, 2/12/1999-5/5/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     227,000,000     225,939,791

General Electric Capital Corp.

  4.94%-5.66%, 4/2/1999-4/14/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     200,000,000     198,121,000

General Electric Capital Services Corp.

  5.66%, 4/2/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,547,500

HSBC Americas, Inc.

  5.02%, 10/1/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      48,373,222

Heller Financial Inc.

  4.98%-5.52%, 2/4/1999-4/2/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     150,000,000     149,536,375

Hertz Corp.

  4.87%, 2/19/1999-5/11/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      75,000,000      74,548,750

Lehman Brothers Holdings Inc.

  5.78%, 2/1/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      70,000,000      70,000,000

Morgan (J.P.) & Co.

  4.90%-4.91%, 4/9/1999-7/22/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     300,000,000     295,924,224

Morgan Stanley Dean Witter & Co.

  5.60%, 2/19/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     170,000,000     169,536,750

Paine Webber Group Inc.

  5.08%-5.60%, 3/22/1999-7/6/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,280,035

Prudential Funding Corp.

  4.76%, 2/1/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      35,000,000      35,000,000

Salomon Smith Barney Holdings Inc.

  5.60%, 2/18/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,871,319

SwedBank Inc.

  4.90%, 4/26/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,442,333

Toronto Dominion Holdings, Inc.

  4.86%, 4/20/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,480,000

Windmill Funding Corp.

  4.87%-4.93%, 2/24/1999-4/16/1999(b,c,d)  . . . . . . . . . . . . . . . . . . . . . . . . . . .     161,242,000     160,275,254

                                                                                                                 _______________

TOTAL COMMERCIAL PAPER

  (cost $2,420,063,054)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  $2,420,063,054

                                                                                                                 _______________

Corporate Notes--18.1%
-----------------------------------------------------------

Abbey National PLC

  5.15%, 2/5/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  19,000,000  $   19,000,331

Bankers Trust Corp.

  4.87%, 4/9/1999-4/13/1999 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     105,000,000     104,988,169

Bear Stearns Companies

  4.80%-5.04%, 4/16/1999-1/14/2000 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     200,000,000     200,013,722


DREYFUS CASH MANAGEMENT PLUS, INC.
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                         JANUARY 31, 1999

                                                                                                    Principal

Corporate Notes (continued)                                                                          Amount           Value
-----------------------------------------------------------                                     ________________  _______________
CIT Group Holdings, Inc.

  4.96%-5.00%, 9/21/1999-2/24/2000 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 235,000,000  $  234,916,141

Credit Suisse

  4.86%, 4/14/1999 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000     100,000,000

Heller Financial Inc.

  5.05%, 4/13/1999 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      50,000,000

Istituto Bancario San Paolo Di Torino (Yankee)

  4.88%, 4/19/1999 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000      99,990,820

Merrill Lynch & Co. Inc.

  4.85%-4.95%, 2/22/1999-11/3/1999 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     280,000,000     280,000,000

Morgan (J.P.) & Co., Inc.

  5.03%, 2/7/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      50,000,000

Old Kent Bank & Trust

  4.87%, 5/26/1999 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000      99,978,762

Paine Webber Group Inc.

  4.95%-6.07%, 4/23/1999-11/3/1999 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     121,500,000     121,504,066

Salomon Smith Barney Holdings Inc.

  5.00%, 10/28/1999 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     127,000,000     127,000,000

                                                                                                                 _______________

TOTAL CORPORATE NOTES

  (cost $1,487,392,011)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  $1,487,392,011

                                                                                                                 _______________

Promissory Notes--4.8%
-----------------------------------------------------------

Goldman Sachs Group L.P.

 4.94%-5.75%, 2/5/1999-10/1/1999 (c,d)

  (cost $400,000,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $ 400,000,000   $ 400,000,000

                                                                                                                 _______________

Short-Term Bank Notes--9.3%
-----------------------------------------------------------

Abbey National PLC

  5.80%, 6/11/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  40,000,000    $ 39,989,087

Bank Boston N.A.

  5.00%, 1/7/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      55,000,000      55,000,000

Bank Boston N.A.

  4.90%, 9/14/1999 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      50,000,000

Bankers Trust NY Corp.

  4.90%, 3/19/1999 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      31,000,000      30,998,470

CIT Group Holdings Inc.

  4.86%, 2/22/1999 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      60,000,000      59,998,316

First Tennesse Bank

  4.86%, 5/6/1999 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      49,993,717

First Union National Bank

  4.86%, 7/23/1999 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,000,000      50,000,000

Harris Trust & Savings Bank

  5.02%, 1/18/2000-1/26/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000     100,000,000

Nationsbank N.A.

  5.00%, 1/5/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,000,000     100,000,000

PNC Bank NA

  4.82%-4.85%, 4/28/1999-6/4/1999 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     230,000,000     229,952,392

                                                                                                                 _______________

TOTAL SHORT-TERM BANK NOTES

  (cost $765,931,982)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  $  765,931,982

                                                                                                                 _______________



DREYFUS CASH MANAGEMENT PLUS, INC.
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                         JANUARY 31, 1999

                                                                                                    Principal

U.S. Government Agencies--1.2%                                                                       Amount          Value
-----------------------------------------------------------                                     ________________  _______________
Federal National Mortgage Association

 Floating Rate Notes

 4.79%, 1/18/2000

  (cost $100,000,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  100,000,000  $  100,000,000

                                                                                                                 _______________

Treasury Bills--.6%
-----------------------------------------------------------

U.S. Treasury Bills

 3.92%, 9/16/1999

  (cost $48,808,250) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  50,000,000  $   48,808,250

                                                                                                                 _______________

Time Deposits--.7%
-----------------------------------------------------------

Berliner Handels-und Frankforter Bank (Grand Cayman)

 4.76%, 2/1/1999

  (cost $55,346,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  55,346,000  $   55,346,000
                                                                                                                 _______________

TOTAL INVESTMENTS

  (cost $8,352,325,577)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   101.4%                 $8,352,325,577
                                                                                          _______                _______________

LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . . . . . .    (1.4%)                $ (116,278,403)
                                                                                          _______                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   100.0%                 $8,236,047,174
                                                                                          _______                _______________

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Variable interest rate-subject to periodic change.

(b)  Backed by an irrevocable letter of credit.

(c) These notes were acquired for investment, not with intent to distribute or sell.

(d) Securities restricted as to public resale. These securities were acquired from 7/8/98-1/22/98 at a cost of $87,550,490 for Delaware Funding, $400,000,000 for Goldman Sachs Group L.P. and $159,935,806 for Windmill
     Funding Corp. At January 31, 1999, the aggregate value of these securities was $647,943,720 million, representing approximately 7.9% of ne assets and are valued at amortized cost.

                       SEE NOTES TO FINANCIAL STATEMENTS

DREYFUS GOVERNMENT CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                      JANUARY 31,1999

                                                                                     Annualized

                                                                                      Yield on

                                                                                      Date of        Principal

U.S. Treasury Bills--6.6%                                                             Purchase        Amount         Value
----------------------------------------------------------------------------------  _____________  ______________ ______________

  9/16/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3.91%      $  175,000,000  $ 170,839,910

  11/12/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.44          100,000,000     96,647,222

  12/9/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.36           75,000,000     72,294,948
                                                                                                                  _______________

TOTAL U.S. TREASURY BILLS

  (cost $339,782,080)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               $ 339,782,080

                                                                                                                  _______________

U.S. Government Agencies--92.0%
---------------------------------------------------

Federal Farm Credit Banks, Consolidated Systemwide Discount Notes

  3/2/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.56%      $   50,000,000  $  49,994,089

  4/1/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.59          100,000,000     99,977,046

  7/1/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.50          110,700,000    110,672,981

  8/3/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.56           25,000,000     24,988,682

Federal Farm Credit Banks, Consolidated Systemwide Medium Term Notes (a)

  2/22/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.79           80,000,000     79,997,762

  4/16/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.78          100,000,000     99,990,100

  5/7/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.78          100,000,000     99,986,020

  5/21/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.78           35,000,000     34,994,445

  6/18/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.85          150,000,000    150,000,000

  7/16/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.79          125,000,000    124,966,095

  7/29/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.79           50,000,000     49,985,638

  9/17/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.66          500,000,000    500,000,000

  1/27/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.81          100,000,000    100,000,000

  1/28/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.82          100,000,000    100,000,000

  5/8/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.79           50,000,000     49,994,154

Federal Home Loan Banks, Discount Notes

  3/10/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.31           45,000,000     44,760,888

  3/23/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.55           17,250,000     17,248,872

  3/25/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.55           37,495,000     37,493,050

  4/8/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.56          100,000,000     99,997,288

  4/22/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.60           50,000,000     49,994,630

  6/11/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.62           35,000,000     34,990,526

  7/6/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.45           50,000,000     49,987,683

  7/13/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.56           45,000,000     44,995,394

  7/15/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.49           85,000,000     84,975,452

Federal Home Loan Banks, Notes

  3/12/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.57           50,000,000     50,000,305

  4/9/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.56          168,770,000    168,775,029

  4/27/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.36            4,000,000      4,000,446

  5/5/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.46           15,000,000     15,005,508

  5/7/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.34           13,000,000     13,003,778

  6/15/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.39            1,450,000      1,450,456

Federal Home Loan Banks, Floating Rate Notes (a)

  10/13/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.67          100,000,000    100,000,000

  10/15/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.63          165,000,000    165,000,000

  1/14/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.88          100,000,000     99,994,296

Federal Home Loan Banks, Notes

  12/29/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.95           24,100,000     24,100,000

  1/5/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.97           75,900,000     75,900,000

  1/26/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.97           73,500,000     73,500,000

  1/27/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.97          111,800,000    111,800,000

Federal Home Loan Mortgage Corporation, Discount Notes

  2/12/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.16%         200,000,000    199,688,944

  2/25/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.11           54,902,000     54,717,637

  2/26/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.07          120,217,000    119,798,885

  3/5/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.52            9,000,000      8,958,160

  3/12/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.57           75,000,000     74,992,926

  3/18/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.01           50,000,000     49,691,875


DREYFUS GOVERNMENT CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                          JANUARY 31,1999

                                                                                     Annualized

                                                                                      Yield on

                                                                                      Date of        Principal

U.S. Government Agencies (continued)                                                  Purchase        Amount         Value
----------------------------------------------------------------------------------  _____________  ______________ ______________


Federal National Mortgage Association, Discount Notes

  3/16/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.57     $     25,000,000  $  24,996,613

  5/26/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.65          100,000,000     99,990,006

  8/9/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.59           24,450,000     24,438,365

  8/20/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.45           50,000,000     48,563,888

Federal National Mortgage Association, Notes

  3/26/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.60           30,000,000     30,013,198

  4/22/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.82           34,700,000     34,744,584

  5/5/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.66            9,000,000      9,018,660

  7/9/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.51           10,000,000     10,033,320

  7/23/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.55           63,870,000     63,974,000

  7/30/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.39           22,100,000     22,134,269

Federal National Mortgage Association, Floating Rate Notes (a)

  4/15/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.78          135,000,000    134,984,178

  10/20/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.77          100,000,000    100,000,000

  12/1/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.83          100,000,000    100,000,000

  1/21/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.82          100,000,000    100,000,000

Student Loan Marketing Association, Discount Notes

  6/30/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.59           36,000,000     35,995,844

Student Loan Marketing Association, Floating Rate Notes (a)

  10/1/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.67          350,000,000    350,000,000

                                                                                                                  _______________

TOTAL U.S. GOVERNMENT AGENCIES

  (cost $4,739,255,965)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               $4,739,255,965

                                                                                                                  _______________

Repurchase Agreement--1.8%
---------------------------------------------------

SBC Warburg Dillon Read

 dated 1/29/1999, due 2/1/1999 in the amount of

 $93,883,219 (fully collateralized by $67,112,000 U.S.

 Treasury Bills, due 7/15/1999, and $29,477,000 U.S.

 Treasury Notes, 6.375%, due 5/15/1999, value $95,789,383)

  (cost $93,847,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4.63%     $   93,847,000  $   93,847,000

                                                                                                                  _______________

TOTAL INVESTMENTS

  (cost $5,172,885,045)  . . . . . . . . . . . . . . . . . . . . . . . . .  100.4%                                 $5,172,885,045
                                                                           _______                                _______________

LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . .    (.4%)                                $  (21,039,062)
                                                                           _______                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  100.0%                                 $5,151,845,983
                                                                           _______                                _______________

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Variable interest rate-subject to periodic change.

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS GOVERNMENT PRIME CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                      JANUARY 31,1999

                                                                                     Annualized

                                                                                      Yield on

                                                                                      Date of        Principal

U.S. Government Agencies--99.6%                                                       Purchase        Amount         Value
----------------------------------------------------------------------------------  _____________  ______________ ______________

Federal Farm Credit Banks, Consolidated Systemwide Discount Notes

  7/1/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.52%       $  10,000,000  $   9,998,107

  4/20/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.47            6,359,000      6,286,942

  11/8/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.81           10,000,000      9,643,000

Federal Farm Credit Banks, Consolidated Systemwide Medium Term Notes (a)

  4/16/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.78           50,000,000     49,995,050

  4/28/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.78           25,000,000     24,997,124

  6/29/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.80           10,000,000      9,995,985

  9/17/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.66           35,000,000     35,000,000

Federal Home Loan Banks, Discount Notes

  2/9/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.06           11,500,000     11,487,222

  2/24/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.06           15,000,000     14,952,083

  3/10/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.31           20,000,000     19,893,728

  3/24/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.16           15,000,000     14,893,114

  7/9/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.48           10,000,000      9,770,900

  7/13/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.57            8,000,000      7,998,693

  7/15/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.47            5,000,000      4,998,636

Federal Home Loan Banks, Floating Rate Notes (a)

  10/15/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.63           10,000,000     10,000,000

Federal Home Loan Banks, Notes

  2/1/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.62           31,058,000     31,058,000

  4/9/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.53           10,000,000     10,000,536

  8/4/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.39           10,050,000     10,051,810

  10/1/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.81           10,000,000     10,071,421

  1/5/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.97           10,000,000     10,000,000

  1/14/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.79           25,000,000     25,017,991

Student Loan Marketing Association, Discount Notes

  3/11/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.60           16,000,000     15,998,955

Student Loan Marketing Association, Floating Rate Notes (a)

  10/1/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.67           10,000,000     10,000,000

Student Loan Marketing Association, Notes

  6/30/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.52           10,000,000     10,001,510

                                                                                                                   _____________

TOTAL INVESTMENTS

  (cost $372,110,807)  . . . . . . . . . . . . . . . . . . . . . . . . . .   99.6%                                  $372,110,807
                                                                           _______                                 _____________

CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . .     .4%                                  $  1,582,428
                                                                           _______                                 _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  100.0%                                  $373,693,235
                                                                           _______                                 _____________

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Variable interest rate-subject to periodic change.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS TREASURY CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                     JANUARY 31, 1999

                                                                                     Annualized

                                                                                      Yield on

                                                                                      Date of        Principal

U.S. Treasury Bills-17.5%                                                             Purchase        Amount         Value
----------------------------------------------------------------------------------  _____________  ______________ ______________

  2/4/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.00%      $  500,000,000  $ 499,833,330

  8/19/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.00          100,000,000     97,371,542

  12/9/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.36           25,000,000     24,098,316

                                                                                                                 _______________

TOTAL U.S. TREASURY BILLS

  (cost $621,303,188)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               $ 621,303,188

                                                                                                                 _______________

U.S. Treasury Notes--41.6%
---------------------------------------------------

  5.00%, 2/15/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.41%      $  100,000,000  $  99,982,878

  5.875%, 2/28/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.62          260,000,000    260,215,352

  5.875%, 3/31/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.42           15,000,000     15,008,239

  6.25%, 3/31/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.30           75,000,000     75,092,331

  6.375%, 4/30/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.56           60,000,000     60,116,215

  6.375%, 5/15/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.55           80,000,000     80,170,430

  6.25%, 5/31/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.78          280,000,000    281,189,136

  6.75%, 5/31/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.50          100,000,000    100,663,462

  6.00%, 6/30/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.36           55,000,000     55,113,040

  5.875%, 7/31/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.60          215,000,000    216,142,155

  6.00%, 8/15/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.87           50,000,000     50,376,953

  5.875%, 8/31/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.57          130,000,000    130,890,818

  5.75%, 9/30/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.53           25,000,000     25,179,242

  5.625%, 11/30/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.54           25,000,000     25,180,142
                                                                                                                 _______________

TOTAL U.S. TREASURY NOTES

  (cost $1,475,320,393)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              $1,475,320,393
                                                                                                                 _______________


Repurchase Agreements--40.7%
---------------------------------------------------

CIBC Oppenheimer Corp.

 dated 1/29/1999, due 2/1/1999 in the amount of

 $393,153,925 (fully collateralized by $50,000,000

 U.S Treasury Bills due 6/24/1999 and $340,183,000

 U.S. Treasury Notes, 5.625%-8.00%, due from 6/30/1999

  to 1/15/2000, value $398,141,808)  . . . . . . . . . . . . . . . . . . . . . . . .    4.70%      $  393,000,000  $ 393,000,000

CS First Boston Corp.

 dated 1/29/1999, due 2/1/1999 in the amount of

 $200,077,000 (fully collateralized by $197,839,000 U.S.

 Treasury Notes, 5.875%, due 8/31/1999

  value $204,054,759)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.62          200,000,000    200,000,000

Goldman, Sachs & Co.

 dated 1/29/1999, due 2/1/1999 in the amount of

 $342,131,100 (fully collateralized by $342,365,000 U.S.

 Treasury Notes, 5.875%-6.25%, due from 5/31/1999 to 8/31/1999,

  value $349,938,823)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.60          342,000,000    342,000,000

J.P. Morgan Securities Inc.

 dated 1/29/1999, due 2/1/1999 in the amount of

 $406,159,017 (fully collateralized by $408,369,000 U.S

 Treasury Notes, 5.625%-7.875%, due from 11/15/1999 to 1/15/2000

  value $414,937,342)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.70          406,000,000    406,000,000


DREYFUS TREASURY CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                         JANUARY 31, 1999

                                                                                     Annualized

                                                                                      Yield on

                                                                                      Date of        Principal

Repurchase Agreements (continued)                                                     Purchase        Amount         Value
----------------------------------------------------------------------------------  _____________  ______________ ______________


SBC Warburg Dillion Read Inc.

 dated 1/29/1999, due 2/1/1999 in the amount of

 $102,284,024 (fully collateralized by $2,719,000 U.S.

 Treasury Bills, due 7/15/1999 and $100,000,000

  U.S. Treasury Notes, 6.375%, due 5/15/1999 value $104,462,021) . . . . . . . . . .     4.70%      $ 102,244,000  $ 102,244,000

                                                                                                                 _______________

TOTAL REPURCHASE AGREEMENTS

  (cost $1,443,244,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              $1,443,244,000

                                                                                                                 _______________


TOTAL INVESTMENTS

  (cost $3,539,867,581)  . . . . . . . . . . . . . . . . . . . . . . . . .   99.8%                                 $3,539,867,581
                                                                           _______                                _______________

CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . .     .2%                                 $     5,748,18
                                                                           _______                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  100.0%                                 $3,545,615,769
                                                                           _______                                _______________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS TREASURY PRIME CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                      JANUARY 31,1999

                                                                                     Annualized

                                                                                      Yield on

                                                                                      Date of        Principal

U.S. Treasury Bills--4.0%                                                             Purchase        Amount         Value
----------------------------------------------------------------------------------  _____________  ______________ ______________
  2/11/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.38%      $   29,813,000  $  29,777,100

  3/4/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.34           11,000,000     10,959,033

  3/18/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.37           95,445,000     94,928,404

                                                                                                                 _______________

TOTAL U.S. TREASURY BILLS

  (cost $135,664,537)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                             $   135,664,537

                                                                                                                 _______________

U.S. Treasury Notes--97.2%
---------------------------------------------------

  5.00%, 2/15/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.48%      $  353,266,000  $ 353,311,089

  8.875%, 2/15/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.47           87,389,000     87,522,597

  5.50%, 2/28/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.42           65,870,000     65,917,878

  5.875%, 2/28/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.03        1,016,322,000  1,016,830,762

  5.875%, 3/31/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.14           26,243,000     26,264,984

  6.25%, 3/31/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.56          174,606,000    175,044,906

  7.00%, 4/15/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.22           40,000,000     40,117,996

  6.375%, 4/30/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.55          490,164,000    492,226,021

  9.125%, 5/15/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.57           50,000,000     50,618,365

  6.25%, 5/31/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.50          207,281,000    208,355,785

  6.75%, 5/31/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.72           82,559,000     83,071,515

  6.00%, 6/30/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5.42           30,000,000     30,062,217

  5.875%, 7/31/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.48          178,070,000    179,088,222

  6.00%, 8/15/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.33          100,000,000    100,753,907

  5.875%, 8/31/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.51           50,000,000     50,352,462

  6.875%, 8/31/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.50           72,300,000     73,211,922

  7.125%, 9/30/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.52           25,000,000     25,395,497

  6.00%, 10/15/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.51            8,735,000      8,817,481

  5.625%, 10/31/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.64           75,000,000     75,493,839

  7.50%, 10/31/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.58           50,000,000     51,027,945

  7.875%, 11/15/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.69           41,938,000     42,932,964

  5.625%, 12/31/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4.42           75,000,000     75,701,602

                                                                                                                 _______________

TOTAL U.S. TREASURY NOTES

  (cost $3,312,119,956)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              $3,312,119,956

                                                                                                                 _______________

TOTAL INVESTMENTS

  (cost $3,447,784,493)  . . . . . . . . . . . . . . . . . . . . . . . . .  101.2%                                $3,447,784,493
                                                                           _______                               _______________

LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . .   (1.2%)                               $  (41,874,404)
                                                                           _______                               _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  100.0%                                $3,405,910,089
                                                                           _______                               _______________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                     JANUARY 31, 1999

                                                                                                 Principal

Tax Exempt Investments--100.6%                                                                     Amount              Value
-----------------------------------------------------------                                     ________________    _____________
Alabama--3.2%

McIntosh, IDB, EIR, Refunding, VRDN (CIBC Specialty Project)

  3.25%, Series E (LOC; CIBA-Geigy) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   8,700,000  $    8,700,000

California--3.4%

Los Angeles County Transportation Commission, Sales Tax Revenue, Refunding, VRD

  2.20%, Series A (Insured; FGIC and LOC; Bayerische Landesbank) (a) . . . . . . . . . . . . . .       9,200,000       9,200,000

District of Columbia--3.3%

District of Columbia, TRAN

 3.75%, Series B, 9/30/1999 (LOC: Canadian Imperial Bank of Commerce,

  Morgan Guaranty Trust Co. and Societe Gererale)  . . . . . . . . . . . . . . . . . . . . . . .       5,000,000       5,020,887

District of Columbia Housing Finance Agency, SFMR

  3.80%, Series B, 6/23/1999 (LOC; AIG Funding, Inc.)  . . . . . . . . . . . . . . . . . . . . .       4,000,000       4,000,000

Illinois--10.1%

City of Chicago, Midway Apartment Revenue, VRDN (Second Lein)

  3.30%, Series A (Insured; MBIA and LOC; First National Bank of Chicago) (a)  . . . . . . . . .       4,000,000       4,000,000

Illinois Health Facilities Authority, Revenue, VRDN:

  (Northwestern Memorial Hospital) 3.25% (LOC; Northern Trust Co.) (a) . . . . . . . . . . . . .      12,000,000      12,000,000

  (Resurrection Health Care Systems) 3.25% (a) . . . . . . . . . . . . . . . . . . . . . . . . .       9,000,000       9,000,000

Illinois Housing Development Authority, Revenue (Homeowner Mortgage)

  3.60%, Sub-Series D-1, 6/30/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,570,000       2,570,000

Iowa--3.1%

Iowa Finance Authority, SWDR, VRDN (Cedar River Paper Co. Project)

  3.35% (LOC; Bank of Nova Scotia) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       8,500,000       8,500,000

Kansas--1.9%

Butler County, Solid Waste Disposal and Cogeneration Revenue, VRDN

  (Texaco Refinancing and Marketing) 3.35%, Series B (LOC; Texaco Inc.) (a)  . . . . . . . . . .       5,300,000       5,300,000

Kentucky--.5%

Boone County, IDR, VRDN (Curtain Matheson Scientific Project)

  2.95% (LOC; Toronto-Dominion Bank) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,500,000       1,500,000

Louisiana--5.4%

Jefferson Parish Home Mortgage Authority, Refunding

  3.625%, Series C, 9/1/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,490,000       1,490,000

New Orleans Aviation Board, Revenue, VRDN (Passenger Facility Charge Projects)

  3.05% (LOC: Banque Paribas and Canadian Imperial Bank of Commerce) (a) . . . . . . . . . . . .       7,400,000       7,400,000

Plaquemines Parish, Environmental Revenue, Refunding, VRDN (BP Exploration and
Oil)

  3.30% (LOC; British Petroleum) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       6,000,000       6,000,000

Maine--.9%

Maine Housing Authority, Mortgage Purpose

  3.80%, Series A-2, 5/14/1999 (LOC; FNMA) . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,500,000       2,500,000

Maryland--1.8%

Maryland Community Development Administration Department,

  Housing and Community Development, Residential 3.15%, Series B 1/14/2000 . . . . . . . . . . .       5,000,000       5,000,000

Massachusetts--3.2%

Springfield, BAN:

  4%, 7/15/1999 (LOC; Fleet Bank)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,150,000       4,156,281

  4%, 9/2/1999 (LOC; Fleet Bank) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,600,000       4,611,660

Michigan--5.2%

Michigan Strategic Fund, LOR, Refunding, VRDN

  (Detroit Edison Co.) 3.20%, Series CC (LOC; Barclays Bank) (a) . . . . . . . . . . . . . . . .       4,400,000       4,400,000

Midland County Economic Development Corporation, Economic Development, LOR, VRD

  (Dow Chemical Co. Project) 3.30%, Series A (LOC; Dow Chemical Co.) (a) . . . . . . . . . . . .       9,900,000       9,900,000


DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                         JANUARY 31, 1999

                                                                                                  Principal

Tax Exempt Investments (continued)                                                                 Amount               Value
-----------------------------------------------------------                                     ________________    _____________

Missouri--2.4%

Missouri Higher Education Loan Authority, Student Loan Revenue, Refunding, VRDN

  2.85%, Series B (Insured; MBIA and LOC; State Street Bank and Trust Co.) (a) . . . . . . . . .   $   6,500,000  $    6,500,000

New Hampshire--1.8%

New Hampshire Business Finance Authority, PCR, CP (New England Power Co.
Project)

  3.40%, Series A, 2/25/1999 (LOC; New England Power Co.)  . . . . . . . . . . . . . . . . . . .       5,000,000       5,000,000

New York--8.8%

Long Island Power Authority, Electric Systems Revenue, CP

  3%, Sub-Series 4, 4/7/1999 (LOC: Bayerische Landesbank and Westdeutsche Landesbank)  . . . . .       8,000,000       8,000,000

New York City Municipal Water Finance Authority, CP

 3%, Series 1, 3/18/1999 (LOC: Bank of Nova Scotia, Commerz Bank and

  Toronto-Dominion Bank) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      10,000,000      10,000,000

New York State Energy Research and Development Authority, PCR (LILCO Project)

  3.58%, Series A, 3/1/1999 (LOC; Deutsche Bank) . . . . . . . . . . . . . . . . . . . . . . . .       6,000,000       6,000,000

Ohio--7.2%

Greene County, GO Notes 3.75%, 5/6/1999. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,000,000       5,000,245

Montgomery County, Revenue, CP (Miami Valley Hospital)

  3.05%, Series B, 2/9/1999 (LOC; Morgan Guaranty Trust Co.) . . . . . . . . . . . . . . . . . .       8,000,000       8,000,000

Twinsburg, IDR, VRDN (UTD Stationers Supply Co.)

  3.40% (LOC; PNC Bank) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       6,800,000       6,800,000

Oregon--4.7%

Klamath Falls, Electric Revenue (Salt Caves Hydroelectric)

  3.80%, Series C, 5/3/1999 (Escrowed in; U.S. Treasury Bills) . . . . . . . . . . . . . . . . .       3,055,000       3,055,000

Oregon Housing and Community Services Department, Mortgage Revenue,

 (Single Family Mortgage Program):

    3.15%, Series I, 12/2/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,750,000       4,750,000

    Refunding 3.60%, Series F, 8/31/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,000,000       5,000,000

Pennsylvania--4.4%

Emmaus General Authority, Revenue, VRDN

  2.75% (Liquidity Facility; Credit Suisse and LOC; FSA) (a) . . . . . . . . . . . . . . . . . .       8,000,000       8,000,000

Philadelphia School District, Revenue, TRAN

  4.25%, Series A, 6/3/1999 (LOC; First Union National Bank) . . . . . . . . . . . . . . . . . .       4,000,000       4,008,642

Rhode Island--2.9%

Rhode Island Student Loan Authority, Student Loan Revenue, VRDN

  2.80%, Series 1 (LOC; National Westminster Bank) (a) . . . . . . . . . . . . . . . . . . . . .       8,000,000       8,000,000

South Carolina--1.9%

Florence County Solid Waste Disposal and Waste Water Treatment Facility, VRDN

  (Roche Carolina Inc. Project) 3.30% (LOC; Deutsche Bank) (a) . . . . . . . . . . . . . . . . .       5,200,000       5,200,000

Tennessee--3.1%

Sevier County Public Building Authority, Local Government Public Improvement,
VRDN:

  2.75%, Series A-2 (Insured; AMBAC and LOC; Krediet Bank) (a) . . . . . . . . . . . . . . . . .       4,225,000       4,225,000

  2.75%, Series A-3 (Insured; AMBAC and LOC; Krediet Bank) (a) . . . . . . . . . . . . . . . . .       4,210,000       4,210,000

Texas--12.4%

Brazos River Harbor Naval District, VRDN (BASF Corp.):

  Brazoria County Revenue 3.30% (LOC; BASF Corp.) (a)  . . . . . . . . . . . . . . . . . . . . .       9,000,000       9,000,000

  Harbor Revenue 3.35% (LOC; BASF Corp.) (a) . . . . . . . . . . . . . . . . . . . . . . . . . .      13,000,000      13,000,000

Gulf Coast Waste Disposal Authority, Environmental Facilities Revenue, VRDN

  (Amoco Oil Co. Project) 3.30% (Corp. Guaranty; Amoco Credit Corp.) (a) . . . . . . . . . . . .       7,900,000       7,900,000

State of Texas 4.50%, 8/31/1999. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,000,000       4,024,204


DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                         JANUARY 31, 1999

                                                                                                  Principal

Tax Exempt Investments (continued)                                                                 Amount               Value
-----------------------------------------------------------                                     ________________    _____________

Vermont--1.6%

Vermont Industrial Development Authority, IDR, VRDN (Ryegate Project)

  2.85% (LOC; ABN-Amro Bank) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   4,300,000   $   4,300,000

Virginia--1.0%

Charles City and County Industrial Development Authority, Exempt Facility
Revenue,

 VRDN (Chambers Development Project)

  2.85% (LOC; Morgan Guaranty Trust Co.) (a) . . . . . . . . . . . . . . . . . . . . . . . . . .       2,700,000       2,700,000

Washington--1.7%

Washington State Housing Finance Commission, Single Family Program

  3%, Series 1A-S, 2/1/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,700,000       4,700,000

West Virginia--2.7%

Marion County Commission, Solid Waste Disposal Facility Revenue, VRDN

  (Granttown Project) 2.80%, Series B (LOC; National Westminster Bank) (a) . . . . . . . . . . .       7,400,000       7,400,000

Wyoming--2.0%

Uinta County, PCR, Refunding, VRDN (Amoco Project)

  3.15% (LOC; Amoco Credit Corp.) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,400,000       5,400,000

                                                                                                                   _____________

TOTAL TAX EXEMPT INVESTMENTS (cost $275,421,919) . . . . . . . . . . . . . . . . . . .     100.6%                   $275,421,919
                                                                                          _______                  _____________

LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . . . . .       (.6%)                $   (1,727,434)
                                                                                          _______                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100.0%                   $273,694,485
                                                                                          _______                  _____________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                     JANUARY 31, 1999

                                                                                                  Principal

Tax Exempt Investments-98.3%                                                                        Amount             Value
-----------------------------------------------------------                                      ________________   _____________
New York--96.9%

Buffalo, RAN 3.75%, Series A, 7/27/1999 (LOC; Landesbank Hessen) . . . . . . . . . . . . . . . .   $   3,000,000   $   3,010,694

Connetquot Central Islip School District, TAN 3.75%, 6/29/1999 . . . . . . . . . . . . . . . . .       7,000,000       7,009,706

Deer Park Union Free School District, TAN 3.90%, 6/25/1999 . . . . . . . . . . . . . . . . . . .       4,000,000       4,004,571

Town of Islip Industrial Development Agency, IDR, VRDN

  (Brentwood Distribution Co.) 2.85% (LOC; Fleet Bank) (a) . . . . . . . . . . . . . . . . . . .       3,750,000       3,750,000

Metropolitan Transit Authority, Revenue

  CP 3.10%, Series A, 2/9/1999 (LOC; ABN-Amro Bank)  . . . . . . . . . . . . . . . . . . . . . .       3,000,000       3,000,000

Middle Country Centereach School District, TAN 3.50%, 6/30/1999. . . . . . . . . . . . . . . . .       3,000,000       3,005,997

Municipal Assistance Corporation, VRDN

  2.35%, Subseries K-3, (LOC; Landesbank Hessen) (a) . . . . . . . . . . . . . . . . . . . . . .      12,000,000      12,000,000

Nassau County Industrial Development Agency, IDR, VRDN

  (Manhassett Association Project) 2.70% (LOC; Bankers Trust Co.) (a)  . . . . . . . . . . . . .       2,000,000       2,000,000

City of New York, VRDN:

  3.20%, Subseries A-5 (LOC; Kredietbank) (a)  . . . . . . . . . . . . . . . . . . . . . . . . .       2,300,000       2,300,000

  3.20%, Series B, Subseries B-6 (Liquidity Facility; Westdeutsche Landesbank) (a) . . . . . . .      11,000,000      11,000,000

  3.30%, Subseries E-2 (LOC; Morgan Guaranty Trust Co.) (a)  . . . . . . . . . . . . . . . . . .       2,275,000       2,275,000

  3.30%, Subseries E-3 (LOC; Morgan Guaranty Trust Co.) (a)  . . . . . . . . . . . . . . . . . .       4,000,000       4,000,000

  Trust Cultural Resource Revenue, Refunding (American Museum of Natural History)

  2.35%, Series B (Insured; MBIA and SBPA; Credit Suisse) (a)  . . . . . . . . . . . . . . . . .       4,625,000       4,625,000

New York City Health and Hospital Corporation, Revenue, VRDN (Health Systems):

  2.40%, Series B (LOC; Canadian Imperial Bank of Commerce) (a)  . . . . . . . . . . . . . . . .       4,800,000       4,800,000

  2.65%, Series B (LOC; Canadian Imperial Bank of Commerce) (a)  . . . . . . . . . . . . . . . .         100,000         100,000

New York City Housing Development Corporation, MFMR, VRDN

  (York Avenue Development Project) 2.60% (LOC; Midland Bank) (a)  . . . . . . . . . . . . . . .       5,000,000       5,000,000

New York City Municipal Water Finance Authority, Water and Sewer Systems
Revenue:

  CP 3%, Series 1, 3/15/1999 (LOC: Commerzbank, Bank of Nova Scotia and Toronto-Dominion Bank) .      13,000,000      13,000,000

  VRDN 3.20%, Series 93-C (Insured; FGIC and Liquidity Facility; FGIC) (a) . . . . . . . . . . .       6,230,000       6,230,000

New York State Dormitory Authority, Revenues, VRDN:

  (Metropolitan Museum of Art) 2.35%, Series A (Corp. Guaranty; Metropolitan Museum of Art) (a)  .     6,200,000       6,200,000

  (Oxford University Press Inc.)

    3.25% (LOC; Landesbank Hessen) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,800,000       3,800,000

New York State Energy Research and Development Authority, PCR:

 (LILCO Project)

    3.58%, Series A, 3/1/1999 (LOC; Deutsche Bank) . . . . . . . . . . . . . . . . . . . . . . .       5,000,000       5,000,000

  (New York State Electric and Gas):

    3.58%, Series A, 3/15/1999 (LOC; Morgan Guaranty Trust Co.)  . . . . . . . . . . . . . . . .       6,000,000       6,000,000

    3%, Series D, 12/1/1999 (Union Bank of Switzerland)  . . . . . . . . . . . . . . . . . . . .       4,005,000       4,005,000

  VRDN:

    (Central Hudson Gas and Electric Project)

      2.45%, Series A (LOC; Union Bank of Switzerland) (a) . . . . . . . . . . . . . . . . . . .       3,000,000       3,000,000

    (Niagara Mohawk Power Corp.):

      3.20%, Series B (LOC; Toronto-Dominion Bank) (a) . . . . . . . . . . . . . . . . . . . . .       2,000,000       2,000,000

      3.20%, Series C (Canadian Imperial Bank of Commerce) (a) . . . . . . . . . . . . . . . . .       5,000,000       5,000,000

      3.25%, Series A (LOC; Toronto-Dominion Bank) (a) . . . . . . . . . . . . . . . . . . . . .       6,200,000       6,200,000

    Refunding:

      (New York State Electric and Gas)

        3.20%, Series D (LOC; First Chicago Corp.) (a) . . . . . . . . . . . . . . . . . . . . .      20,700,000      20,700,000

      (Orange/Rockland Utilities)

        2.35%, Series A (Insured; AMBAC and LOC; Societe Generale) (a) . . . . . . . . . . . . .      10,000,000      10,000,000

New York State Housing Finance Agency, Service Contract Obligation, Revenue,
VRDN

  2.35%, Series A (LOC; Commerzbank) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .       9,000,000       9,000,000

New York State Local Government Assistance Corporation, VRDN:

  2.35%, Series A (LOC: Credit Suisse and Union Bank of Switzerland) (a) . . . . . . . . . . . .       4,200,000       4,200,000

  2.35%, Series B (LOC; Bank of Nova Scotia) (a) . . . . . . . . . . . . . . . . . . . . . . . .       8,000,000       8,000,000


DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                         JANUARY 31, 1999

                                                                                                     Principal

Tax Exempt Investments (continued)                                                                    Amount          Value
-----------------------------------------------------------                                       ________________  _____________

New York State Medical Care Facilities Finance Authority, Revenue, VRDN

  (Pooled Equipment Loan Program) 2.60% (LOC; Chase Manhattan Bank) (a)  . . . . . . . . . . . .   $   5,000,000  $    5,000,000

New York State Power Authority, CP

 3%, 2/22/1999 (LOC: Bank of Nova Scotia, Commerzbank, Credit Locale de France,

  Landeshessen-Thuringen, Morgan Guaranty Trust Co. and Toronto-Dominion Bank) . . . . . . . . .       9,000,000       9,000,000

New York State Thruway Authority, VRDN

  3.20% (Insured; FGIC and Liquidity Facility; FGIC) (a) . . . . . . . . . . . . . . . . . . . .      12,600,000      12,600,000

Northport-East Northport Union Free School District, BAN 4%, 6/4/1999. . . . . . . . . . . . . .       2,000,000       2,001,487

Town of Oyster Bay:

  BAN 4%, 10/1/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,000,000       3,012,506

  TAN 3.25%, 1/28/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,900,000       4,909,379

Port Authority of New York and New Jersey, Special Obligation Revenue, VRDN

 (Versatile Structure Obligation):

    3.15%, Series 3 (LOC; Morgan Guaranty Trust Co.) (a) . . . . . . . . . . . . . . . . . . . .       8,200,000       8,200,000

    3.15%, Series 5 (LOC; Bayerische Landesbank) (a) . . . . . . . . . . . . . . . . . . . . . .      16,300,000      16,300,000

    3.20%, Series 2 (LOC; Morgan Guaranty Trust Co.) (a) . . . . . . . . . . . . . . . . . . . .      13,600,000      13,600,000

Rochester, BAN 4%, Series I, 3/9/1999. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,000,000       5,002,047

Sachem Central School District 4%, Series II, 6/25/1999. . . . . . . . . . . . . . . . . . . . .       5,000,000       5,006,658

U.S. Related--1.4%

Commonwealth of Puerto Rico, TRAN 3.50%, Series A, 7/30/1999 . . . . . . . . . . . . . . . . . .       4,000,000       4,012,581

                                                                                                                   _____________

TOTAL TAX EXEMPT INVESTMENTS (cost $272,860,626) . . . . . . . . . . . . . . . . . . .      98.3%                   $272,860,626

                                                                                          _______                  _____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1.7%                 $    4,620,178
                                                                                          _______                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100.0%                   $277,480,804
                                                                                          _______                  _____________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS TAX EXEMPT CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                     JANUARY 31, 1999

                                                                                                     Principal

Tax Exempt Investments--99.5%                                                                          Amount          Value
-----------------------------------------------------------                                        _____________   _____________
Alaska--1.7%

Anchorage, TAN 3.75%, 1/4/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  12,000,000    $ 12,085,991

Valdez, Marine Terminal Revenue, Refunding, CP (ARCO Transportation Project)

  3.05%, 3/23/1999 (LOC; Atlantic Richfield Co.) . . . . . . . . . . . . . . . . . . . . . . . .      14,100,000      14,100,000

Arkansas--1.5%

Fayetteville Public Facilities Board, Revenue, Refunding, VRDN (Butterfield
Trail Village Project)

  3.30% (LOC; Dresdner Bank) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      10,900,000      10,900,000

University of Arkansas, University Revenues, Refunding, VRDN (UAMS Campus)

  2.75% (Insured; MBIA and Liquidity Facility; Credit Suisse) (a)  . . . . . . . . . . . . . . .      12,100,000      12,100,000

California--4.1%

State of California, RAN 4%, 6/30/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      25,000,000      25,084,634

California Higher Education Loan Authority, Student Loan Revenue, Refunding:

  3.895%, Series A-2, 5/1/1999 (LOC; Student Loan Marketing Association) . . . . . . . . . . . .      16,000,000      16,000,000

  3.60%, Series A, 7/1/1999 (LOC; National Westminster Bank) . . . . . . . . . . . . . . . . . .      11,700,000      11,700,000

California Public Capital Improvements Financing Authority, Revenue (Pooled
Project)

  3.10%, Series C, 3/15/1999 (LOC; National Westminster Bank)  . . . . . . . . . . . . . . . . .      10,000,000      10,000,000

Connecticut--2.2%

State of Connecticut, GO Notes 3.50%, 10/15/1999 . . . . . . . . . . . . . . . . . . . . . . . .      10,000,000      10,034,209

State of Connecticut Special Assessment Unemployment Compensation Advance Fund,

 Revenue (Connecticut Unemployment)

  3.60%, Series C, 7/1/1999 (Insured; FGIC and Liquidity Facility; FGIC) . . . . . . . . . . . .      23,000,000      23,000,000

Delaware--4.0%

Delaware Economic Development Authority, Revenue, VRDN (Hospital Billing
Collection):

  3.30%, Series A (BPA; Morgan Stanley and Co. and Insured; MBIA) (a)  . . . . . . . . . . . . .       9,700,000       9,700,000

  3.30%, Series B (BPA; Morgan Stanley and Co. and Insured; MBIA) (a)  . . . . . . . . . . . . .      33,200,000      33,200,000

  3.30%, Series C (BPA; Morgan Stanley and Co. and Insured; MBIA) (a)  . . . . . . . . . . . . .      18,700,000      18,700,000

District of Columbia--2.8%

District of Columbia:

 Refunding, VRDN:

    3.30%, Series A-4 (LOC; Societe Generale) (a)  . . . . . . . . . . . . . . . . . . . . . . .       9,300,000       9,300,000

    3.30%, Series A-5 (LOC; Bank of Nova Scotia) (a) . . . . . . . . . . . . . . . . . . . . . .      12,522,000      12,522,000

  TRAN 3.75%, Series 8, 9/30/1999 (LOC: Canadian Imperial Bank of Commerce,

    Morgan Guaranty Trust Co. and Societe Generale)  . . . . . . . . . . . . . . . . . . . . . .      20,000,000      20,083,547

Florida--5.6%

Capital Projects Finance Authority, Revenue, VRDN (Capital Project Loan Program

  2.75%, Series A (Insured; FSA and Liquidity Facility; Credit Suisse) (a) . . . . . . . . . . .      10,000,000      10,000,000

Dade County, Water and Sewer Systems Revenue, VRDN

  2.65% (BPA; Commerzbank and Insured; FGIC) (a) . . . . . . . . . . . . . . . . . . . . . . . .      15,000,000      15,000,000

Dade County Health Facilities Authority, HR, VRDN (Miami Childrens Hospital
Project)

  3.25% (LOC; Bank of America) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       8,850,000       8,850,000

Dade County Industrial Development Authority, Exempt Facilities Revenue,
Refunding, VRDN

  (Florida Power and Light Co. Project) 3.20% (Corp. Guaranty; Florida Power and Light Co.) (a)  .     8,500,000       8,500,000

Miami-Dade County School District, TAN 4%, 6/30/1999 . . . . . . . . . . . . . . . . . . . . . .      15,000,000      15,020,685

Orange County Housing Finance Authority, MFHR, VRDN (Heather Project)

  2.65%, Series B (LOC; FNMA) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      12,400,000      12,400,000

Sarasota County Health Facility Authority, HR, CP (Sarasota Memorial Hospital)

  3%, 6/10/1999 (LOC; Suntrust Bank) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      10,000,000      10,000,000

Sunshine State Governmental Financing Commission, Revenue, CP

  3.05%, Series B, 2/16/1999 (BPA: Bank of Nova Scotia)  . . . . . . . . . . . . . . . . . . . .       4,735,000       4,735,000

Hawaii--2.1%

State of Hawaii Department of Budget and Finance, Special Purpose Revenue, VRDN

  (Queens Health Systems) 2.75%, Series A (LOC; Morgan Guaranty Trust Co.) (a) . . . . . . . . .      32,600,000      32,600,000


DREYFUS TAX EXEMPT CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                         JANUARY 31, 1999

                                                                                                      Principal

Tax Exempt Investments (continued)                                                                     Amount          Value
-----------------------------------------------------------                                        _____________   _____________

Idaho--.7%

State of Idaho, TAN 4.50%, 6/30/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  10,000,000   $  10,035,449

Illinois--6.0%

City of Chicago, Revenue 3.55%, 2/4/1999 (LOC; Morgan Guaranty Trust Co.). . . . . . . . . . . .      25,000,000      25,000,000

Glendale Heights, Multi-Family Revenue, VRDN (Glendale Lake Project)

  2.70% (LOC; Bank of America) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      14,845,000      14,845,000

Illinois Health Facilities Authority, Revenue:

  (Evanston Northwestern Corp.) 3.70%, Series 1998, 6/1/1999 . . . . . . . . . . . . . . . . . .      15,000,000      15,000,000

  VRDN:

    (Northwestern Memorial Hospital)

      3.25% (LOC; Northern Trust Co.) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . .      28,700,000      28,700,000

    Refunding (University of Chicago Hospital)

      3.20% (Insured; MBIA and LOC; First National Bank of Chicago) (a)  . . . . . . . . . . . .       8,400,000       8,400,000

Indiana--3.8%

Hammond Local Public Improvement Bond Bank, Revenue (Advanced Funding Program)

  3.60%, Series A-2, 1/6/2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      42,535,000      42,726,334

Petersburg, PCR, Refunding, VRDN (Indiana Power and Light Co.)

  2.75%, Series B (Insured; AMBAC and Liquidity Facility; Indianapolis Power and Light Co.) (a)  .    15,000,000      15,000,000

Iowa--.6%

Iowa Higher Education Loan Authority, Education Facility Revenue, VRDN

  (Palmer Chiropractic University Foundation) 3.40% (LOC; Firstar Bank of Milwaukee) (a) . . . .       8,725,000       8,725,000

Louisiana--1.0%

Jefferson Parish Hospital Service District No. 2, HR, VRDN 2.75% (Insured; FGIC) (a) . . . . . .       9,000,000       9,000,000

Plaquemines Port Harbor and Terminal District, Port Facilities Revenue

 (International Marine Terminal Project)

  3.60%, Series A, 3/15/1999 (LOC; Morgan Guaranty Trust Co.)  . . . . . . . . . . . . . . . . .       6,000,000       6,000,000

Maryland--.9%

Baltimore County, EDR, Refunding, VRDN (Blue Circle Inc. Project)

  2.75% (LOC; Den Danske Bank) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      13,600,000      13,600,000

Massachusetts--9.5%

Commonwealth of Massachusetts, Refunding, VRDN . . . . . . . . . . . . . . . . . . . . . . . . .      45,000,000      45,000,000

  2.60%, Series B (LOC; Toronto-Dominion Bank) (a)

Massachusetts Bay Transportation Authority, CP

  3%, Series C, 2/12/1999 (LOC; Westdeutsche Landesbank) . . . . . . . . . . . . . . . . . . . .      15,000,000      15,000,000

Massachusetts Health and Educational Facilities Authority, Revenue, VRDN

 (Partners Healthcare System) 2.54%, Series P-2 (Insured; FSA and LOC:
Bayerische Landesbank

  and Morgan Guaranty Trust Co.) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      24,100,000      24,100,000

Massachusetts Housing Finance Agency, Refunding, VRDN (Harbor
Point-Multi-Family)

  2.60%, Series A (LOC; Republic National Bank of New York) (a)  . . . . . . . . . . . . . . . .      18,000,000      18,000,000

Massachusetts Municipal Wholesale Electric Company, Power Supply Systems
Revenue, VRDN

  2.65%, Series C (BPA; Credit Suisse and Insured; MBIA) (a) . . . . . . . . . . . . . . . . . .      12,300,000      12,300,000

Massachusetts Water Resource Authority, Multi-Modal, Refunding, VRDN

  2.65%, Series D (Insured; FGIC and Liquidity Facility; FGIC) (a) . . . . . . . . . . . . . . .      20,000,000      20,000,000

City of Springfield, BAN 3.625%, 3/2/1999 (LOC; Fleet Bank). . . . . . . . . . . . . . . . . . .      10,000,000      10,004,179

Michigan--2.8%

Detroit City School District, Notes 4.50%, 7/1/1999. . . . . . . . . . . . . . . . . . . . . . .      30,000,000      30,101,031

Michigan Hospital Finance Authority, VRDN (Hospital Equipment Loan Program)

  2.65% (LOC; Comerica Bank) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,200,000       1,200,000

Michigan Housing Development Authority, LOR, VRDN (Laurel Valley)

  2.75% (LOC; Wachovia Bank of Georgia) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . .       5,900,000       5,900,000

Midland County Economic Development Corporation, Economic Development, LOR,
Refunding,

  VRDN (Dow Chemical Co. Project) 3.25%, Series B (LOC; Dow Chemical Co.) (a)  . . . . . . . . .       5,000,000       5,000,000


DREYFUS TAX EXEMPT CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                         JANUARY 31, 1999

                                                                                                      Principal

Tax Exempt Investments (continued)                                                                     Amount          Value
-----------------------------------------------------------                                        _____________   _____________

Minnesota--.6%

City of Cloquet, PCR, VRDN (Potlatch Corp. Project)

  2.70% (LOC; Credit Suisse) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $   5,600,000   $   5,600,000

Cohasset, Revenue, Refunding, VRDN (Minnesota Power and Light Co. Project)

  3.30%, Series A (LOC; ABN-Amro Bank) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,400,000       3,400,000

Missouri--2.2%

Independence Industrial Development Authority, IDR, Refunding, VRDN (Groves and
Graceland)

  3.30%, Series A (LOC; Credit Locale de France) (a) . . . . . . . . . . . . . . . . . . . . . .       6,300,000       6,300,000

Kansas City Industrial Development Authority, Revenue, VRDN (Ewing Marion
Kauffman)

  3.35%, Series A (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      15,625,000      15,625,000

City of Saint Louis, General Fund Revenue, TRAN 4.50%, 6/30/1999 . . . . . . . . . . . . . . . .      12,000,000      12,040,623

Nebraska-1.8%

Nebraska Higher Education Loan Program Inc., Revenue, VRDN (Student Loan
Program)

  2.75%, Series C (BPA; Student Loan Marketing Association and Insured; MBIA) (a)  . . . . . . .      27,340,000      27,340,000

New Jersey--2.8%

State of New Jersey, CP

  3%, Series 1998A, 2/11/1999 (Liquidity Facility: Bank of Nova Scotia and Commerzbank)  . . . .      20,000,000      20,000,000

New Jersey Sports and Exposition Authority, VRDN

  2.50%, Series C (Insured; MBIA and LOC; Credit Suisse) (a) . . . . . . . . . . . . . . . . . .      12,000,000      12,000,000

New Jersey Turnpike Authority, Turnpike Revenue, Refunding, VRDN

  2.45%, Series D (BPA; Societe Generale and Insured; FGIC) (a)  . . . . . . . . . . . . . . . .       9,900,000       9,900,000

New Mexico--2.0%

State of New Mexico, TRAN 4.25%, 6/30/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . .      30,000,000      30,076,840

New York--17.4%

Long Island Power Authority, Electric Systems Revenue, VRDN

  2.50%, Sub-Series 2 (LOC: Bayerische Landesbank and Westdeutsche Landesbank) (a) . . . . . . .      10,000,000      10,000,000

Municipal Assistance Corporation for the City of New York, VRDN

  2.35%, Subseries K-2 (LOC; Bayerische Landesbank) (a)  . . . . . . . . . . . . . . . . . . . .      34,500,000      34,500,000

City of New York, VRDN 3.30%, Sub-Series E-5 (LOC; Morgan Guaranty Trust Co.) (a). . . . . . . .       8,300,000       8,300,000

New York City Municipal Water Finance Authority, CP

  3%, Series 1, 3/15/1999 (LOC: Bank of Nova Scotia, Commerzbank and Toronto-Dominion Bank)  . .      17,000,000      17,000,000

New York City Transitional Finance Authority, Revenue, VRDN (Future Tax Secured

  2.35%, Series A-2 (LOC; Bank of Nova Scotia) (a) . . . . . . . . . . . . . . . . . . . . . . .      10,000,000      10,000,000

State of New York, CP

  3.10%, 2/18/1999 (Liquidity Facility; Westdeutsche Landesbank) . . . . . . . . . . . . . . . .      30,000,000      30,000,000

New York State Local Government Assistance Corporation, VRDN:

  2.35%, Series B (LOC; Kredietbank) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .      27,400,000      27,400,000

  2.35%, Series C (LOC; Landesbank Hessen) (a) . . . . . . . . . . . . . . . . . . . . . . . . .      45,400,000      45,400,000

  2.35%, Series G (LOC: Bank of Nova Scotia) (a) . . . . . . . . . . . . . . . . . . . . . . . .      26,100,000      26,100,000

New York State Medical Care Facilities Finance Agency, Revenue, VRDN

 (Pooled Loan Equipment Program-1)

  2.60% (LOC; Chase Manhattan Bank) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      55,700,000      55,700,000

Ohio--1.0%

Green County, Certificates of Indebtness, GO Notes 3.75%, 5/6/1999 . . . . . . . . . . . . . . .      15,000,000      15,000,736

Oregon--1.4%

Klamath Falls, Electric Revenue (Salt Caves Hydroelectric)

  3.80%, Series C, 5/3/1999 (Escrowed in; U.S. Treasury Bills) . . . . . . . . . . . . . . . . .      10,000,000      10,000,000

Oregon Housing and Community Services Department, Mortgage Revenue, Refunding

  (Single Family Mortgage Program) 3.60%, 8/31/1999  . . . . . . . . . . . . . . . . . . . . . .      11,000,000      11,000,000

Pennsylvania--4.8%

Allegheny County Industrial Development Authority, Revenue, VRDN

  (Longwood at Oakmont) 3.30%, Series B (LOC; Dresdner Bank) (a) . . . . . . . . . . . . . . . .       5,800,000       5,800,000


DREYFUS TAX EXEMPT CASH MANAGEMENT
------------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                         JANUARY 31, 1999

                                                                                                      Principal

Tax Exempt Investments (continued)                                                                     Amount          Value
-----------------------------------------------------------                                        _____________   _____________

Pennsylvania (continued)

Allegheny County Port Authority, GAN 4.25%, 6/30/1999 (LOC; PNC Bank). . . . . . . . . . . . . .   $  10,815,000   $  10,842,669

Delaware Valley Regional Finance Authority, Local Government Revenue, VRDN

  2.70%, Series D (LOC; Credit Suisse) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .      10,300,000      10,300,000

Emmaus General Authority, Revenue, VRDN

  2.70%, Sub-Series F-10 (LOC; Bayerische Landesbank) (a)  . . . . . . . . . . . . . . . . . . .       4,000,000       4,000,000

City of Philadelphia, TRAN:

  4.25%, Series A, 6/30/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       8,500,000       8,520,563

  School District 4.25%, Series B, 6/30/1999 (LOC; PNC Bank) . . . . . . . . . . . . . . . . . .      30,000,000      30,073,268

Washington County Authority, LR, VRDN

 (Higher Education Pooled Equipment Lease Project)

  2.75%, Series 1985A (LOC; First Union National Bank) (a) . . . . . . . . . . . . . . . . . . .       3,400,000       3,400,000

Tennessee--3.3%

Sevier County, Public Building Authority, Local Government Improvement, VRDN:

  2.75%, Series III-A-1 (Insured; AMBAC and Liquidity Facility; Landesbank Hessen) (a) . . . . .      20,000,000      20,000,000

  2.75%, Series III-B-3 (Insured; AMBAC and Liquidity Facility; Landesbank Hessen) (a) . . . . .       8,350,000       8,350,000

  2.75%, Series III-B-4 (Insured; AMBAC and Liquidity Facility; Landesbank Hessen) (a) . . . . .       6,000,000       6,000,000

Shelby County, CP 3.05%, Series B, 3/11/1999 (LOC; Landesbank Hessen). . . . . . . . . . . . . .      16,500,000      16,500,000

Texas--6.7%

Bexar County Health Facilities Development Corporation, Revenue, VRDN

 (Retirement Community-Air Force Village Foundation Project)

  2.70% (LOC; Rabobank Nederland) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      14,300,000      14,300,000

Dallas County, Permanent Improvement Revenue

  3.70%, Series C, 6/15/1999 (SBPA; Union Bank of Switzerland) . . . . . . . . . . . . . . . . .       7,230,000       7,230,000

Harris County Health Facilities Development Corporation, HR, VRDN

  (Texas Children's Hospital) 2.75%, Series B-1 (LOC; Bank of America) (a) . . . . . . . . . . .       8,300,000       8,300,000

City of Houston, Water and Sewer Systems Revenue, CP 3%, Series A, 4/7/1999

  (Liquidity Facility: Union Bank of Switzerland and Westdeutsche Landesbank)  . . . . . . . . .      18,000,000      18,000,000

Texas Department of Housing and Community Affairs, MFHR, VRDN (Higher Point III

  2.70%, Series A (LOC; FNMA) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      12,490,000      12,490,000

Texas Health Facilities Development Corporation, HR, VRDN (North Texas Pooled
Health):

  3%, Series 85A (LOC; Banque Paribas) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .         200,000         200,000

  3.05%, Series 85A (LOC; Banque Paribas) (a)  . . . . . . . . . . . . . . . . . . . . . . . . .      14,200,000      14,200,000

Texas Public Finance Authority, Revenue, GO, CP,

  3%, Series A, 5/12/1999 (LOC: Toronto-Dominion Bank and Union Bank of Switzerland) . . . . . .      28,000,000      28,000,000

Utah--3.6%

Emery County, PCR, Refunding, VRDN (Pacificorp Project)

  3.20% (Insured; AMBAC and Liquidity Facility; Bank of Nova Scotia) (a) . . . . . . . . . . . .      11,000,000      11,000,000

Intermountain Power Agency, Power Supply Revenue, CP:

  3.25%, 2/10/1999 (Liquidity Facility: Bank of America and Bank of Nova Scotia) . . . . . . . .      10,000,000      10,000,000

  3%, 2/24/1999 (Liquidity Facility: Bank of America and Bank of Nova Scotia)  . . . . . . . . .      33,400,000      33,400,000

Washington--2.6%

Snohomish County Public Utilities District No.1, Electric Revenue, VRDN

 (Generation Systems)

  2.65% (Insured; MBIA and SBPA; Industrial Bank of Japan) (a) . . . . . . . . . . . . . . . . .      10,760,000      10,760,000

Washington Housing Finance Commission, Non-Profit Housing Revenue, Refunding,
VRDN

  (Panorama City Project) 3% (LOC; Key Bank) (a) . . . . . . . . . . . . . . . . . . . . . . . .       8,600,000       8,600,000

Washington Public Power Supply System, Revenue, Refunding, VRDN (Nuclear
Project)

  2.60%, Series 3A-3 (LOC; Morgan Guaranty Trust Co.) (a)  . . . . . . . . . . . . . . . . . . .      20,700,000      20,700,000

                                                                                                                 _______________

TOTAL TAX EXEMPT INVESTMENTS (cost $1,512,902,758) . . . . . . . . . . . . . . . . . .      99.5%                 $1,512,902,758
                                                                                          _______                  _____________

CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        .5%               $      8,304,557
                                                                                          _______                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100.0%                 $1,521,207,315
                                                                                          _______                  _____________

                      SEE NOTES TO FINANCIAL STATEMENTS.


Summary of Abbreviations
-----------------------------------------------------------------------------

AMBAC     American Municipal Bond Assurance Corporation               LOC      Letter of Credit

BAN       Bond Anticipation Notes                                     LOR      Limited Obligation Revenue

BPA       Bond Purchase Agreement                                     LR       Lease Revenue

CP        Commercial Paper                                            MBIA     Municipal Bond Investors Assurance

EDR       Economic Development Revenue                                            Insurance Corporation

EIR       Environment Improvement Revenue                             MFHR     Multi-Family Housing Revenue

FGIC      Financial Guaranty Insurance Company                        MFMR     Multi-Family Mortgage Revenue

FNMA      Federal National Mortgage Association                       PCR      Pollution Control Revenue

FSA       Financial Security Assurance                                RAN      Revenue Anticipation Notes

GAN       Grant Anticipation Notes                                    SBPA     Standby Bond Purchase Agreement

GO        General Obligation                                          SFMR     Single Family Mortgage Revenue

HR        Hospital Revenue                                            SWDR     Solid Waste Disposal Revenue

IDB       Industrial Development Board                                TAN      Tax Anticipation Notes

IDR       Industrial Development Revenue                              TRAN     Tax and Revenue Anticipation Notes

                                                                      VRDN     Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

                                                                                              Percentage of Value
                                                                                  _______________________________________________

                                                                                       Dreyfus        Dreyfus        Dreyfus

                                                                                   Municipal Cash    New York      Tax Exempt

                                                                                     Management   Municipal Cash      Cash

Fitch            or          Moody's                or     Standard & Poor's            Plus        Management     Management
______                       ________                      __________________     ________________ _____________ _______________

F1+/F1                       VMIG1/MIG1, P1                SP1+/SP1, A1+/A1            96.8%          95.5%          98.3%

AAA/AA (b)                   Aaa/Aa (b)                    AAA/AA (b)                    --             --            1.0

Not Rated (c)                Not Rated (c)                 Not Rated (c)                3.2            4.5             .7
                                                                                     _______        _______        ________

                                                                                      100.0%         100.0%         100.0%
                                                                                     _______        _______        ________


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Securities payable on demand. Variable interest rate-subject to periodic change.

(b) Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.

(c) Securities which, while not rated by Fitch, Moody's or Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES                          JANUARY 31, 1999

(AMOUNTS IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)

                                                             Dreyfus       Dreyfus        Dreyfus       Dreyfus       Dreyfus

                                               Dreyfus        Cash       Government     Government     Treasury      Treasury

                                                Cash       Management       Cash        Prime Cash       Cash       Prime Cash

                                             Management    Plus, Inc.    Management     Management    Management    Management
                                            ____________   ____________  ____________  ____________   ____________  ____________
ASSETS:

Investments at value . . . . . . . . . . .  $  7,099,914*  $  8,352,326  $  5,172,885*  $   372,111   $  3,539,868* $  3,447,784

Cash . . . . . . . . . . . . . . . . . . .      --                9,553         --            --            --            --

Receivable for investment securities sold. .    --               --             --            --            40,000       463,198

Interest receivable. . . . . . . . . . . .        22,758         75,800        34,410         1,676         30,792        84,403
                                            ____________   ____________  ____________  ____________   ____________  ____________

                                               7,122,672      8,437,679     5,207,295       373,787      3,610,660     3,995,385
                                            ____________   ____________  ____________  ____________   ____________  ____________

LIABILITIES:

Due to The Dreyfus Corporation and affiliates. .     997          1,089           786            30            559           685

Due to Distributor . . . . . . . . . . . .            68            152           126            64            121           151

Cash overdraft due to Custodian. . . . . .        25,591         --            12,509                       12,601         7,275

Payable for investment securities purchased. .   100,054        150,025          --           --            51,763       437,364

Payable for shares of Beneficial

  Interest/Common Stock redeemed . . . . .      --               50,366        42,028         --            --           144,000
                                            ____________   ____________  ____________  ____________   ____________  ____________

                                                 126,710        201,632        55,449            94         65,044       589,475
                                            ____________   ____________  ____________  ____________   ____________  ____________

NET ASSETS . . . . . . . . . . . . . . . .  $  6,995,962   $  8,236,047  $  5,151,846  $    373,693   $  3,545,616  $  3,405,910
                                            ____________   ____________  ____________  ____________   ____________  ____________

REPRESENTED BY:

Paid-in capital. . . . . . . . . . . . . .  $  6,996,420   $  8,237,034  $  5,152,543  $    373,690   $  3,546,274  $  3,406,381

Accumulated net realized gain (loss)

  on investments . . . . . . . . . . . . .          (458)          (987)         (697)            3           (658)         (471)

                                            ____________   ____________  ____________  ____________   ____________  ____________

NET ASSETS . . . . . . . . . . . . . . . .  $  6,995,962   $  8,236,047  $  5,151,846  $    373,693   $  3,545,616  $  3,405,910
                                            ____________   ____________  ____________  ____________   ____________  ____________


                                                                               NET ASSET VALUE PER SHARE
                                                            __________________________________________________________

INSTITUTIONAL SHARES
_____________________

  Net Assets . . . . . . . . . . . . . . .  $  6,273,397    $ 7,448,048   $  4,019,061  $   194,359   $  2,865,002  $  2,784,092

  Shares Outstanding . . . . . . . . . . .     6,273,830      7,449,018      4,019,673      194,358      2,865,599     2,784,505

  NET ASSET VALUE PER SHARE  . . . . . . .         $1.00          $1.00          $1.00        $1.00          $1.00         $1.00
                                                   _____          _____          _____        _____          _____         _____

INVESTOR SHARES
_________________

  Net Assets . . . . . . . . . . . . . . .  $    462,410   $    690,264  $     810,966  $    14,648  $     538,052  $    433,863


  Shares Outstanding . . . . . . . . . . .       462,436        690,285        811,051       14,648        538,107       433,905

  NET ASSET VALUE PER SHARE  . . . . . . .         $1.00          $1.00          $1.00        $1.00          $1.00         $1.00
                                                   _____          _____          _____        _____          _____         _____

ADMINISTRATIVE SHARES
_______________________

  Net Assets . . . . . . . . . . . . . . .  $    194,909  $      30,672  $      51,692  $     1,893  $      16,579   $    56,286


  Shares Outstanding . . . . . . . . . . .       194,908         30,673         51,692        1,893         16,579        56,288

  NET ASSET VALUE PER SHARE  . . . . . . .         $1.00          $1.00          $1.00        $1.00          $1.00         $1.00
                                                   _____          _____          _____        _____          _____         _____

PARTICIPANT SHARES
___________________

  Net Assets . . . . . . . . . . . . . . .  $     65,246  $      67,063  $     270,127  $   162,793  $     125,983      $131,669


  Shares Outstanding . . . . . . . . . . .        65,246         67,059        270,127      162,791        125,989       131,683

  NET ASSET VALUE PER SHARE  . . . . . . .         $1.00          $1.00          $1.00        $1.00          $1.00         $1.00
                                                   _____          _____          _____        _____          _____         _____
---------------------

(*)Amounts include repurchase agreements of $64,297,000, $93,847,000 and $1,443,244,000 for Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, respectively. See Note 1(b).

                      SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)              JANUARY 31, 1999

(AMOUNTS IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)

                                                Dreyfus         Dreyfus         Dreyfus

                                             Municipal Cash     New York       Tax Exempt

                                               Management    Municipal Cash      Cash

                                                 Plus         Management      Management
                                            ______________  ______________  ______________

ASSETS:

Investments at value . . . . . . . . . . .  $      275,422  $      272,861  $    1,512,903

Cash . . . . . . . . . . . . . . . . . . .           1,488           3,236          10,596

Interest receivable. . . . . . . . . . . .           1,540           1,429          10,176
                                            ______________  ______________  ______________

                                                   278,450         277,526       1,533,675
                                            ______________  ______________  ______________

LIABILITIES:

Due to The Dreyfus Corporation and affiliates. .        39              44             267

Due to Distributor . . . . . . . . . . . .              17               1              47

Payable for investment securities purchased. .       4,700       --                 12,154
                                            ______________  ______________  ______________

                                                     4,756              45          12,468
                                            ______________  ______________  ______________

NET ASSETS . . . . . . . . . . . . . . . .  $      273,694  $      277,481  $    1,521,207
                                            ______________  ______________  ______________

REPRESENTED BY:

Paid-in capital. . . . . . . . . . . . . .  $      273,883  $      277,487  $    1,521,720

Accumulated net realized gain (loss)

  on investments . . . . . . . . . . . . .            (189)             (6)           (513)

                                            ______________  ______________  ______________

NET ASSETS . . . . . . . . . . . . . . . .  $      273,694  $      277,481  $    1,521,207
                                            ______________  ______________  ______________

                                                       NET ASSET VALUE PER SHARE
                                             ____________________________________________

INSTITUTIONAL SHARES
_____________________

  Net Assets . . . . . . . . . . . . . . .  $      208,089    $   268,245  $    1,285,892

  Shares Outstanding . . . . . . . . . . .         208,268        268,249       1,286,382

  NET ASSET VALUE PER SHARE  . . . . . . .           $1.00          $1.00           $1.00
                                                     _____          _____           _____

INVESTOR SHARES
_________________

  Net Assets . . . . . . . . . . . . . . .  $       50,164     $    8,617  $      160,875

  Shares Outstanding . . . . . . . . . . .          50,173          8,619         160,897

  NET ASSET VALUE PER SHARE  . . . . . . .           $1.00          $1.00           $1.00
                                                     _____          _____           _____

ADMINISTRATIVE SHARES

  _______________________

  Net Assets . . . . . . . . . . . . . . .             --  *          --  *  $      1,249

  Shares Outstanding . . . . . . . . . . .             --  *          --  *         1,249

  NET ASSET VALUE PER SHARE  . . . . . . .           $1.00          $1.00           $1.00
                                                     _____          _____           _____

PARTICIPANT SHARES

  ___________________

  Net Assets . . . . . . . . . . . . . . .  $       15,441  $         619  $       73,191

  Shares Outstanding . . . . . . . . . . .          15,442            619          73,192

  NET ASSET VALUE PER SHARE  . . . . . . .           $1.00          $1.00           $1.00
                                                     _____          _____           _____
---------------------

*  Amount represents less than 1,000.

                      SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS

(AMOUNTS IN THOUSANDS)                            YEAR ENDED JANUARY 31, 1999


                                                             Dreyfus       Dreyfus        Dreyfus       Dreyfus       Dreyfus

                                               Dreyfus        Cash       Government     Government     Treasury      Treasury

                                                Cash       Management       Cash        Prime Cash       Cash       Prime Cash

                                             Management    Plus, Inc.    Management     Management*    Management    Management
                                            ____________   ____________  ____________  ____________   ____________  ____________
INVESTMENT INCOME:

Interest Income. . . . . . . . . . . . . . . . $ 280,922  $     425,777  $    279,977  $     13,479  $     207,442  $    185,384

                                            ____________   ____________  ____________  ____________   ____________  ____________

EXPENSES:

  Management fee--Note 2(a)  . . . . . . . . .    10,240         15,319        10,334           503          7,877         7,187

  Distribution fees--Note 2(b):

    Investor Shares  . . . . . . . . . . . . .     1,102          1,867         1,709            11          1,489           925

    Administrative Shares  . . . . . . . . . .        49             30           111        --                 14            54

    Participant Shares . . . . . . . . . . . .       249            304           216           611            456           599
                                            ____________   ____________  ____________  ____________   ____________  ____________

                                                  11,640         17,520        12,370         1,125          9,836         8,765
                                            ____________   ____________  ____________  ____________   ____________  ____________

INVESTMENT INCOME-NET. . . . . . . . . . . . .   269,282        408,257       267,607        12,354        197,606       176,619

NET REALIZED GAIN (LOSS)

  ON INVESTMENTS--Note 1(b)  . . . . . . . . .        41            160            42             3           (150)         (154)
                                            ____________   ____________  ____________  ____________   ____________  ____________


NET INCREASE IN NET ASSETS

  RESULTING FROM OPERATIONS  . . . . . . .   $   269,323  $     408,417  $    267,649  $     12,357  $     197,456  $    176,465

                                            ____________   ____________  ____________  ____________   ____________  ____________
---------------------

*  From February 27, 1998 (commencement of operations) to January 31, 1999.







                      SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS (CONTINUED)                YEAR ENDED JANUARY 31, 1999

(AMOUNTS IN THOUSANDS)

                                                     Dreyfus          Dreyfus         Dreyfus

                                                  Municipal Cash     New York        Tax Exempt

                                                    Management     Municipal Cash       Cash

                                                       Plus         Management       Management

                                                 ______________   ______________   ______________

INVESTMENT INCOME:

Interest Income. . . . . . . . . . . . . . . .   $        8,049  $         7,719  $        53,883
                                                 ______________   ______________   ______________

EXPENSES:

  Management fee--Note 2(a)  . . . . . . . . .              459              465            3,168

  Distribution fees--Note 2(b):

    Investor Shares  . . . . . . . . . . . . .              113               29              342

    Participant Shares . . . . . . . . . . . .               53                3              283
                                                 ______________   ______________   ______________

                                                            625              497            3,793
                                                 ______________   ______________   ______________

INVESTMENT INCOME-NET. . . . . . . . . . . . .            7,424            7,222           50,090

NET REALIZED GAIN (LOSS)

  ON INVESTMENTS--Note 1(b)  . . . . . . . . .              (19)       --                     (25)
                                                 ______________   ______________   ______________

NET INCREASE IN NET ASSETS

  RESULTING FROM OPERATIONS  . . . . . . . . .   $        7,405  $         7,222  $        50,065
                                                 ______________   ______________   ______________

                      SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

(AMOUNTS IN THOUSANDS)


                                                    Dreyfus Cash Management             Dreyfus Cash  Management Plus, Inc.
                                             _________________________________________   _________________________________________

                                                   Year Ended           Year Ended           Year Ended           Year Ended

                                                January 31, 1999     January 31, 1998     January 31, 1999     January 31, 1998
                                               __________________   __________________   __________________   __________________

OPERATIONS:

Investment income-net. . . . . . . . . . .      $      269,282       $      204,988       $      408,257       $      404,782

Net realized gain (loss) on investments. .                  41                 (167)                 160                 (268)
                                                 _____________        _____________        _____________        _____________

Net Increase (Decrease) in Net Assets

  Resulting from Operations  . . . . . . .             269,323              204,821              408,417              404,514
                                                 _____________        _____________        _____________        _____________

DIVIDENDS TO SHAREHOLDERS FROM:

Investment income-net:

  Institutional Shares . . . . . . . . . .            (241,430)            (178,237)            (364,727)            (360,839)

  Investor Shares  . . . . . . . . . . . .             (22,395)             (25,868)             (38,255)             (41,488)

  Administrative Shares  . . . . . . . . .              (2,405)                (294)              (1,521)              (2,073)

  Participant Shares . . . . . . . . . . .              (3,052)                (589)              (3,754)                (382)
                                                 _____________        _____________        _____________        _____________

Total Dividends. . . . . . . . . . . . . .            (269,282)            (204,988)            (408,257)            (404,782)
                                                 _____________        _____________        _____________        _____________

BENEFICIAL INTEREST/CAPITAL STOCK
  TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

  Institutional Shares . . . . . . . . . .          48,861,503           34,682,738          109,871,838          116,863,482

  Investor Shares  . . . . . . . . . . . .           5,287,539            4,407,933            4,323,914            5,357,525

  Administrative Shares  . . . . . . . . .           1,261,335              102,040              480,949              280,224

  Participant Shares . . . . . . . . . . .             440,333              197,547              424,349               47,698

Dividends reinvested:

  Institutional Shares . . . . . . . . . .              89,059               73,146              184,610              166,893

  Investor Shares  . . . . . . . . . . . .               8,808                8,116               35,316               39,081

  Administrative Shares  . . . . . . . . .               2,259                  272                1,408                2,066

  Participant Shares . . . . . . . . . . .                 705                   69                3,723                  376

Cost of shares redeemed:

  Institutional Shares . . . . . . . . . .         (46,780,196)         (33,411,068)        (108,401,543)        (116,752,984)

  Investor Shares  . . . . . . . . . . . .          (5,298,435)          (4,532,107)          (4,419,435)          (5,428,045)

  Administrative Shares  . . . . . . . . .          (1,070,731)            (100,268)            (477,779)            (256,395)

  Participant Shares . . . . . . . . . . .            (474,564)             (98,844)            (376,397)             (33,162)
                                                 _____________        _____________        _____________        _____________

Increase (Decrease) in Net Assets From

  Beneficial Interest/Capital Stock Transactions . . 2,327,615            1,329,574            1,650,953              286,759
                                                 _____________        _____________        _____________        _____________

Total Increase (Decrease) In Net Assets. .           2,327,656            1,329,407            1,651,113              286,491

NET ASSETS:

  Beginning of Period  . . . . . . . . . .           4,668,306            3,338,899            6,584,934            6,298,443

                                                 _____________        _____________        _____________        _____________

  End of Period  . . . . . . . . . . . . .      $    6,995,962       $    4,668,306       $    8,236,047       $    6,584,934
                                                 _____________        _____________        _____________        _____________

                      SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

(AMOUNTS IN THOUSANDS)


                                                          Dreyfus Government               Dreyfus Government

                                                           Cash Management                Prime Cash Management
                                             _________________________________________    ____________________

                                                   Year Ended           Year Ended             Period Ended

                                                 January 31, 1999    January 31, 1998       January 31, 1999*
                                               __________________   __________________     __________________

OPERATIONS:

Investment income-net. . . . . . . . . . .       $    267,607         $    286,905          $       12,354

Net realized gain (loss) on investments. .                 42                  103                       3
                                                  ___________          ___________            ____________

Net Increase (Decrease) in Net Assets

  Resulting from Operations  . . . . . . .            267,649              287,008                  12,357
                                                  ___________          ___________            ____________

DIVIDENDS TO SHAREHOLDERS FROM:

Investment income-net:

  Institutional Shares . . . . . . . . . .           (225,322)            (249,660)                 (4,850)

  Investor Shares  . . . . . . . . . . . .            (33,900)             (31,848)                   (211)

  Administrative Shares  . . . . . . . . .             (5,780)              (4,617)                     (5)

  Participant Shares . . . . . . . . . . .             (2,605)                (780)                 (7,288)
                                                  ___________          ___________            ____________

Total Dividends. . . . . . . . . . . . . .           (267,607)            (286,905)                (12,354)
                                                  ___________          ___________            ____________

BENEFICIAL INTEREST/CAPITAL STOCK
  TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

  Institutional Shares . . . . . . . . . .         49,602,546           68,016,650                 379,208

  Investor Shares  . . . . . . . . . . . .          6,097,984            6,953,533                  63,247

  Administrative Shares  . . . . . . . . .          1,720,949            1,333,889                   1,888

  Participant Shares . . . . . . . . . . .          1,325,138              700,566                 467,483

Dividends reinvested:

  Institutional Shares . . . . . . . . . .            117,657              123,493                   4,792

  Investor Shares  . . . . . . . . . . . .             19,873               17,477                     205

  Administrative Shares  . . . . . . . . .              5,251                4,617                       5

  Participant Shares . . . . . . . . . . .              1,092                  158                   7,288

Cost of shares redeemed:

  Institutional Shares . . . . . . . . . .        (49,837,682)         (68,568,828)               (189,641)

  Investor Shares  . . . . . . . . . . . .         (6,086,055)          (6,739,317)                (48,804)

  Administrative Shares  . . . . . . . . .         (1,910,484)          (1,139,429)                  ---

  Participant Shares . . . . . . . . . . .         (1,086,618)            (670,428)               (311,981)
                                                  ___________          ___________            ____________

Increase (Decrease) in Net Assets From

  Beneficial Interest/Capital Stock Transactions . .  (30,349)              32,381                 373,690
                                                  ___________          ___________            ____________

Total Increase (Decrease) In Net Assets. .            (30,307)              32,484                 373,693

NET ASSETS:

  Beginning of Period  . . . . . . . . . .          5,182,153            5,149,669                ---
                                                  ___________          ___________            ____________

  End of Period  . . . . . . . . . . . . .        $ 5,151,846          $ 5,182,153            $    373,693
                                                  ___________          ___________            ____________
-------------------------------

* From February 27, 1998 (commencement of operations) to January 31, 1999.

                      SEE NOTES TO FINANCIAL STATEMENTS.







STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

(AMOUNTS IN THOUSANDS)


                                                   Dreyfus Treasury Cash Management        Dreyfus Treasury Prime Cash Management
                                                ______________________________________     _____________________________________

                                                    Year Ended           Year Ended           Year Ended           Year Ended

                                                 January 31, 1999     January 31, 1998     January 31, 1999     January 31, 1998

                                               __________________   __________________   __________________   __________________

OPERATIONS:

Investment income-net. . . . . . . . . . .       $    197,606         $    173,408         $    176,619          $    173,933

Net realized gain (loss) on investments. .               (150)                (166)                (154)                 (174)
                                                  ___________          ___________          ___________           ___________

Net Increase (Decrease) in Net Assets

  Resulting from Operations  . . . . . . .            197,456              173,242              176,465               173,759
                                                  ___________          ___________          ___________           ___________

DIVIDENDS TO SHAREHOLDERS FROM:

Investment income-net:

  Institutional Shares . . . . . . . . . .           (162,619)            (147,694)            (149,896)             (156,045)

  Investor Shares  . . . . . . . . . . . .            (28,980)             (23,892)             (17,273)              (15,583)

  Administrative Shares  . . . . . . . . .               (697)               ------              (2,643)                  (89)

  Participant Shares . . . . . . . . . . .             (5,310)              (1,822)              (6,807)               (2,216)
                                                  ___________          ___________          ___________           ___________

Total Dividends. . . . . . . . . . . . . .           (197,606)            (173,408)            (176,619)             (173,933)
                                                  ___________          ___________          ___________           ___________

BENEFICIAL INTEREST/CAPITAL STOCK
  TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

  Institutional Shares . . . . . . . . . .         38,362,478           34,477,411           48,734,997            49,452,206

  Investor Shares  . . . . . . . . . . . .          5,861,799            4,782,561            2,761,494             2,579,004

  Administrative Shares  . . . . . . . . .             64,931               --                  138,083                23,372

  Participant Shares . . . . . . . . . . .            433,707              466,872              623,336               438,276

Dividends reinvested:

  Institutional Shares . . . . . . . . . .             48,428               51,661               55,518                54,113

  Investor Shares  . . . . . . . . . . . .              6,558                3,646                8,133                 8,036

  Administrative Shares  . . . . . . . . .                695               --                    2,635                    89

  Participant Shares . . . . . . . . . . .                 32                   12                1,788                   211

Cost of shares redeemed:

  Institutional Shares . . . . . . . . . .        (38,467,227)         (34,256,058)         (48,913,555)          (49,645,498)

  Investor Shares  . . . . . . . . . . . .         (5,927,383)          (4,519,505)          (2,639,366)           (2,641,415)

  Administrative Shares  . . . . . . . . .            (49,047)               --                 (91,056)              (16,835)

  Participant Shares . . . . . . . . . . .           (409,592)            (365,041)            (603,749)             (328,179)
                                                  ___________          ___________          ___________           ___________

Increase (Decrease) in Net Assets From

  Beneficial Interest/Capital Stock Transactions . .  (74,621)             641,559               78,258               (76,620)
                                                  ___________          ___________          ___________           ___________

Total Increase (Decrease) In Net Assets. .            (74,771)             641,393               78,104               (76,794)

NET ASSETS:

  Beginning of Period  . . . . . . . . . .          3,620,387            2,978,994            3,327,806             3,404,600
                                                  ___________          ___________          ___________           ___________

  End of Period  . . . . . . . . . . . . .        $ 3,545,616          $ 3,620,387          $ 3,405,910           $ 3,327,806
                                                  ___________          ___________          ___________           ___________

                      SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

(AMOUNTS IN THOUSANDS)



                                             Dreyfus Municipal Cash            Dreyfus New York Municipal

                                                 Management Plus                     Cash Management
                                         _________________________________   _________________________________

                                           Year Ended        Year Ended         Year Ended       Year Ended

                                        January 31, 1999   January 31, 1998  January 31, 1999  January 31, 1998

                                        ________________  ________________  ________________  ________________
OPERATIONS:

Investment income--net . .                $       7,424   $       6,981    $       7,222   $      5,884

Net realized gain (loss) on investments             (19)             10           --                  2
                                             ___________     ___________     ___________     ___________

Net Increase (Decrease) in Net Assets

  Resulting from Operations  .                    7,405           6,991           7,222           5,886
                                            ___________     ___________     ___________     ___________

DIVIDENDS TO SHAREHOLDERS FROM:

Investment income--net:

  Institutional Shares . .                       (5,648)         (5,442)         (6,863)         (5,449)

  Investor Shares  . . . .                       (1,390)         (1,446)           (341)           (415)

  Administrative Shares  .                      --               --              --              --

  Participant Shares . . .                         (386)            (93)            (18)            (20)
                                            ___________     ___________     ___________     ___________

Total Dividends. . . . . .                       (7,424)         (6,981)         (7,222)         (5,884)
                                            ___________     ___________     ___________     ___________

BENEFICIAL INTEREST/CAPITAL STOCK
  TRANSACTIONS ($1.00 per share)

Net proceeds from shares sold:

  Institutional Shares . .                      883,430       1,113,031       1,624,729         891,378

  Investor Shares  . . . .                      345,655         424,744           3,447          16,643

  Administrative Shares  .                        --              --              --              --

  Participant Shares . . .                       61,282          13,945           1,280           2,647

Dividends reinvested:

  Institutional Shares . .                        4,737           4,708           1,533             718

  Investor Shares  . . . .                        1,303           1,423             335             415

  Administrative Shares  .                        --              --               --              --

  Participant Shares . . .                            4               1              17              20

Cost of shares redeemed:

  Institutional Shares . .                     (813,864)     (1,142,899)     (1,553,680)       (829,122)

  Investor Shares  . . . .                     (343,904)       (445,727)         (8,205)        (12,415)

  Administrative Shares  .                        --              --               --              --

  Participant Shares . . .                      (52,532)         (7,258)         (1,325)         (2,020)
                                            ___________     ___________     ___________     ___________

Increase (Decrease) in Net Assets From

  Beneficial Interest/Capital Stock
    Transactions . . . . .                       86,111         (38,032)         68,131          68,264
                                            ___________     ___________     ___________     ___________

Total Increase (Decrease)
  In Net Assets                                  86,092         (38,022)         68,131          68,266

NET ASSETS:

  Beginning of Period  . .                      187,602         225,624         209,350         141,084
                                            ___________     ___________     ___________     ___________

  End of Period  . . . . .                  $   273,694     $   187,602      $  277,481     $   209,350
                                            ___________     ___________     ___________     ___________

                                             Dreyfus Tax Exempt

                                              Cash Management
                                       __________________________________

                                          Year Ended       Year Ended

                                       January 31, 1999  January 31, 1988

                                       ________________  ________________
OPERATIONS:

Investment income--net . .              $      50,090     $     53,529

Net realized gain (loss) on investments     (25)             (20)
                                          ___________      ___________

Net Increase (Decrease) in Net Assets

  Resulting from Operations  .                 50,065           53,509
                                          ___________      ___________

DIVIDENDS TO SHAREHOLDERS FROM:

Investment income--net:

  Institutional Shares . .                    (44,051)         (48,702)

  Investor Shares  . . . .                     (4,038)          (4,121)

  Administrative Shares  .                        (14)             (11)

  Participant Shares . . .                     (1,987)            (695)
                                           ___________      ___________

Total Dividends. . . . . .                    (50,090)         (53,529)
                                           ___________      ___________

BENEFICIAL INTEREST/CAPITAL STOCK
  TRANSACTIONS ($1.00 per share)

Net proceeds from shares sold:

  Institutional Shares . .                  9,297,174        9,580,808

  Investor Shares  . . . .                    572,355          520,894

  Administrative Shares  .                      2,192              730

  Participant Shares . . .                    181,208          120,370

Dividends reinvested:

  Institutional Shares . .                     13,945           14,683

  Investor Shares  . . . .                        596              869

  Administrative Shares  .                         14            --

  Participant Shares . . .                         19                1

Cost of shares redeemed:

  Institutional Shares . .                 (9,344,669)      (9,922,162)

  Investor Shares  . . . .                   (561,192)        (417,072)

  Administrative Shares  .                     (1,645)             (41)

  Participant Shares . . .                   (179,862)         (48,545)
                                           ___________      ___________

Increase (Decrease) in Net Assets From

  Beneficial Interest/Capital Stock
    Transactions . . . . .                    (19,865)        (149,465)
                                           ___________      ___________

Total Increase (Decrease)
  In Net Assets                               (19,890)        (149,485)

NET ASSETS:

  Beginning of Period  . .                  1,541,097        1,690,582
                                          ___________      ___________

  End of Period  . . . . .                 $1,521,207       $1,541,097
  ___________      ___________

                      SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

Contained  below  is  per share operating performance data for a share of Common
Stock/Beneficial Interest outstanding, as the case may be, for each share class of each Fund indicated, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from each Fund's financial statements.


                                                         Per Share Data
                                           ___________________________________





                                        Net Asset           Dividends   Net Asset

                                          Value     Net      from Net     Value     Total

                                        Beginning Investment Investment    End    Investment

                                       of Period   Income     Income    of Period   Return

                                       ________   ________   ________   ________   ________
DREYFUS CASH MANAGEMENT

 Institutional Shares
 -----------

 Year Ended January 31,

    1999 . . . . . . . . . . . . . . .  $1.00       $.053    $(.053)     $1.00       5.45%

    1998 . . . . . . . . . . . . . . .   1.00        .054     (.054)      1.00       5.58

    1997 . . . . . . . . . . . . . . .   1.00        .053     (.053)      1.00       5.39

    1996 . . . . . . . . . . . . . . .   1.00        .059     (.059)      1.00       6.03

    1995 . . . . . . . . . . . . . . .   1.00        .042     (.042)      1.00       4.28

  Investor Shares
  -------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .   1.00        .051     (.051)      1.00       5.19

    1998 . . . . . . . . . . . . . . .   1.00        .052     (.052)      1.00       5.31

    1997 . . . . . . . . . . . . . . .   1.00        .050     (.050)      1.00       5.13

    1996 . . . . . . . . . . . . . . .   1.00        .056     (.056)      1.00       5.76

    1995 . . . . . . . . . . . . . . .   1.00        .040     (.040)      1.00       4.03

  Administrative Shares
  -------------------

  Year Ended January 31, 1999  . . . .   1.00        .052     (.052)      1.00       5.34

  Year Ended January 31, 1998  . . . .   1.00        .053     (.053)      1.00       5.48

  Period Ended January 31, 1997 (1)  .   1.00        .010     (.010)      1.00       5.22*

  Participant Shares
  ----------------

  Year Ended January 31, 1999  . . . .   1.00        .049     (.049)      1.00       5.03

  Year Ended January 31, 1998  . . . .   1.00        .050     (.050)      1.00       5.16

  Period Ended January 31, 1997 (1)  .   1.00        .010     (.010)      1.00       4.92*
---------------------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT PLUS, INC.

 Institutional Shares
 ----------

 Year Ended January 31,

    1999 . . . . . . . . . . . . . . .  $1.00       $.054    $(.054)     $1.00       5.50%

    1998 . . . . . . . . . . . . . . .   1.00        .055     (.055)      1.00       5.64

  Period Ended January 31, 1997 (3)  .   1.00        .018     (.018)      1.00       5.34*

  Year Ended September 30,

    1996 . . . . . . . . . . . . . . .   1.00        .055     (.055)      1.00       5.59

    1995 . . . . . . . . . . . . . . .   1.00        .057     (.057)      1.00       5.86

    1994 . . . . . . . . . . . . . . .   1.00        .036     (.036)      1.00       3.65

  Investor Shares
  -------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .   1.00        .051     (.051)      1.00       5.24

    1998 . . . . . . . . . . . . . . .   1.00        .053     (.053)      1.00       5.38

  Period Ended January 31, 1997 (3)  .   1.00        .017     (.017)      1.00       5.10*

  Year Ended September 30,

    1996 . . . . . . . . . . . . . . .   1.00        .052     (.052)      1.00       5.33

    1995 . . . . . . . . . . . . . . .   1.00        .055     (.055)      1.00       5.61

    1994 (4) . . . . . . . . . . . . .   1.00        .025     (.025)      1.00       3.61*

  Administrative Shares
  -------------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .   1.00        .053     (.053)      1.00       5.39

    1998 . . . . . . . . . . . . . . .   1.00        .054     (.054)      1.00       5.54

  Period Ended January 31, 1997 (1)  .   1.00        .010     (.010)      1.00       5.22*

  Participant Shares
  ----------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .   1.00        .050     (.050)      1.00       5.07

    1998 . . . . . . . . . . . . . . .   1.00        .051     (.051)      1.00       5.22

  Period Ended January 31, 1997 (1)  .   1.00        .010     (.010)      1.00       4.92*
-------------------------------

                                                       Ratios/Supplemental Data
                                            ____________________________________________
                                                                   Decrease
                                                   Ratio of Net    reflected
                                          Ratio of   Investment    in expense   Net Assets
                                          Expenses   Income to    ratios due to   End of
                                         to Average   Average    undertaking by   Period
                                         Net Assets  Net Assets   the Manager  (in millions)

                                          _________   _________   ____________   _________
DREYFUS CASH MANAGEMENT

 Institutional Shares
 -----------

 Year Ended January 31,

    1999 . . . . . . . . . . . . . . .       .20%        5.32%         --          $6,273

    1998 . . . . . . . . . . . . . . .       .20         5.45          --           4,103

    1997 . . . . . . . . . . . . . . .       .20         5.27          --           2,758

    1996 . . . . . . . . . . . . . . .       .20         5.86          --           2,443

    1995 . . . . . . . . . . . . . . .       .20         4.08          --           1,817

  Investor Shares
  -------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .       .45        5.07           --             462

    1998 . . . . . . . . . . . . . . .       .45        5.18           --             464

    1997 . . . . . . . . . . . . . . .       .45        5.02           --             581

    1996 . . . . . . . . . . . . . . .       .45        5.54           --             430

    1995 . . . . . . . . . . . . . . .       .45        3.94           --              85

  Administrative Shares
  -------------------

  Year Ended January 31, 1999  . . . .       .30        5.22           --             195

  Year Ended January 31, 1998  . . . .       .30        5.37           --               2

  Period Ended January 31, 1997 (1)  .       .30*       3.74*          --             -- (2)

  Participant Shares
  ----------------

  Year Ended January 31, 1999  . . . .       .60        4.92           --              65

  Year Ended January 31, 1998  . . . .       .60        5.21           --              99

  Period Ended January 31, 1997 (1)  .       .60*       3.84*          --             -- (2)
----------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT PLUS, INC.

 Institutional Shares
 ----------

 Year Ended January 31,

    1999 . . . . . . . . . . . . . . .       .20%       5.36%          --          $7,448

    1998 . . . . . . . . . . . . . . .       .20        5.50           --           5,793

  Period Ended January 31, 1997 (3)  .       .20*       5.32*          --           5,516

  Year Ended September 30,

    1996 . . . . . . . . . . . . . . .       .20        5.46           --           4,766

    1995 . . . . . . . . . . . . . . .       .20        5.81           --           4,405

    1994 . . . . . . . . . . . . . . .       .20        3.49          .01%          1,893

  Investor Shares
  -------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .       .45        5.12           --             690

    1998 . . . . . . . . . . . . . . .       .45        5.25           --             750

  Period Ended January 31, 1997 (3)  .       .45*       5.07*          --             782

  Year Ended September 30,

    1996 . . . . . . . . . . . . . . .       .45        5.19           --             629

    1995 . . . . . . . . . . . . . . .       .45        5.66           --             352

    1994 (4) . . . . . . . . . . . . .       .45*       4.00*          --               6

  Administrative Shares
  -------------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .       .30        5.26           --              31

    1998 . . . . . . . . . . . . . . .       .30        5.40           --              26

  Period Ended January 31, 1997 (1)  .       .30*       4.99*          --             -- (2)

  Participant Shares
  ----------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .       .60        4.96           --              67

    1998 . . . . . . . . . . . . . . .       .60        5.10           --              15

  Period Ended January 31, 1997 (1)  .       .60*       4.78*          --             -- (2)
-------------------------------


* Annualized.

(1)  From November 21, 1996 (commencement of initial offering) to January 31,
     1997.

(2)  Amount represents less than $1 million.

(3)  The Fund changed its fiscal year end from September 30 to January 31.

(4) From January 24, 1994 (commencement of initial offering) to September 30, 1994.

                      SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of Common Stock/Beneficial Interest outstanding, as the case may be, for each share class of each Fund indicated, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from each Fund's financial statements.



                                                         Per Share Data
                                           ____________________________________________



                                           Net Asset               Dividends   Net Asset

                                             Value       Net       from Net      Value      Total

                                           Beginning  Investment  Investment      End     Investment

                                          of Period     Income      Income    of Period     Return
                                          __________  __________  __________  __________  __________
DREYFUS GOVERNMENT CASH MANAGEMENT

 Institutional Shares
 -----------

 Year Ended January 31,

    1999 . . . . . . . . . . . . . . . .      $1.00      $ .052     $(.052)     $ 1.00       5.35%

    1998 . . . . . . . . . . . . . . . .       1.00        .054      (.054)       1.00       5.55

    1997 . . . . . . . . . . . . . . . .       1.00        .053      (.053)       1.00       5.38

    1996 . . . . . . . . . . . . . . . .       1.00        .059      (.059)       1.00       6.01

    1995 . . . . . . . . . . . . . . . .       1.00        .041      (.041)       1.00       4.21

  Investor Shares
  -------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . . .       1.00        .050      (.050)       1.00       5.08

    1998 . . . . . . . . . . . . . . . .       1.00        .052      (.052)       1.00       5.28

    1997 . . . . . . . . . . . . . . . .       1.00        .050      (.050)       1.00       5.12

    1996 . . . . . . . . . . . . . . . .       1.00        .056      (.056)       1.00       5.75

    1995 . . . . . . . . . . . . . . . .       1.00        .039      (.039)       1.00       3.95

  Administrative Shares
  -------------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . . .       1.00        .051      (.051)        1.00      5.24

    1998 . . . . . . . . . . . . . . . .       1.00        .053      (.053)        1.00      5.44

  Period Ended January 31, 1997 (1)  . .       1.00        .010      (.010)        1.00      5.17*

  Participant Shares
  ----------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . . .       1.00        .048      (.048)        1.00      4.93

    1998 . . . . . . . . . . . . . . . .       1.00        .050      (.050)        1.00      5.13

  Period Ended January 31, 1997 (1)  . .       1.00        .001      (.001)        1.00      4.87*
------------------------------------------------------------------------------------------------------

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

 Institutional Shares
 -----------

  Period Ended January 31, 1999(3) . . .      $1.00       $.048     $(.048)       $1.00      5.33%*

  Investor Shares
  -------------

  Period Ended January 31, 1999(3) . . .       1.00        .046      (.046)        1.00       5.06*

  Administrative Shares
  -------------------

  Period Ended January 31, 1999(3) . . .       1.00        .047      (.047)        1.00       5.22*

  Participant Shares
  ----------------

  Period Ended January 31, 1999(3) . . .       1.00        .045      (.045)        1.00       4.90*
-------------------------------

                                                Ratios/Supplemental Data
                                           ________________________________

                                                    Ratio of Net
                                           Ratio of   Investment   Net Assets
                                           Expenses    Income to     End of
                                          to Average   Average       Period
                                          Net Assets  Net Assets  (in millions)
                                          __________  ___________  __________
DREYFUS GOVERNMENT CASH MANAGEMENT

 Institutional Shares
 -----------

 Year Ended January 31,

    1999 . . . . . . . . . . . . . . . .   .20%         5.22%      $4,019

    1998 . . . . . . . . . . . . . . . .   .20          5.41        4,137

    1997 . . . . . . . . . . . . . . . .   .20          5.25        4,565

    1996 . . . . . . . . . . . . . . . .   .20          5.83        4,778

    1995 . . . . . . . . . . . . . . . .   .20          4.04        2,797

  Investor Shares
  -------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . . .   .45          4.96          811

    1998 . . . . . . . . . . . . . . . .   .45          5.16          779

    1997 . . . . . . . . . . . . . . . .   .45          5.01          547

    1996 . . . . . . . . . . . . . . . .   .45          5.49          452

    1995 . . . . . . . . . . . . . . . .   .45          4.22           40

  Administrative Shares
  -------------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . . .   .30          5.12           52

    1998 . . . . . . . . . . . . . . . .   .30          5.31          236

  Period Ended January 31, 1997 (1)  . .   .30*         5.15*          37

  Participant Shares
  ----------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . . .   .60          4.81          270

    1998 . . . . . . . . . . . . . . . .   .60          5.01           31

  Period Ended January 31, 1997 (1)  . .   .60*         4.85*         -- (2)
------------------------------------------------------------------

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

 Institutional Shares
 -----------

  Period Ended January 31, 1999(3) . . .   .20%*        5.20%*    $   194

  Investor Shares
  -------------

  Period Ended January 31, 1999(3) . . .    .45*        4.95*          15

  Administrative Shares
  -------------------

  Period Ended January 31, 1999(3) . . .    .30*        5.10*           2

  Participant Shares
  ----------------

  Period Ended January 31, 1999(3) . . .    .60*        4.80*         163
-------------------------------


 * Annualized.

 (1) From November 21, 1996 (commencement of initial offering) to January 31, 1997.

 (2)  Amount represents less than $1 million.

 (3)  From February 27, 1998 (commencement of operations) to January 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.




FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of Common Stock/Beneficial Interest outstanding, as the case may be, for each share class of each Fund indicated, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from each Fund's financial statements.


                                                         Per Share Data
                                           ___________________________________





                                        Net Asset           Dividends   Net Asset

                                          Value     Net      from Net     Value     Total

                                        Beginning Investment Investment    End    Investment

                                       of Period   Income     Income    of Period   Return

                                       ________   ________   ________   ________   ________
DREYFUS TREASURY CASH MANAGEMENT

 Institutional Shares
 -----------

 Year Ended January 31,

    1999 . . . . . . . . . . . . . . .  $1.00       $.051    $(.051)     $1.00       5.21%

    1998 . . . . . . . . . . . . . . .   1.00        .053     (.053)      1.00       5.42

  Six Months Ended January 31, 1997 (1)  1.00        .026     (.026)      1.00       5.20*

  Year Ended July 31,

    1996 . . . . . . . . . . . . . . .   1.00        .054     (.054)      1.00       5.51

    1995 . . . . . . . . . . . . . . .   1.00        .052     (.052)      1.00       5.34

    1994 . . . . . . . . . . . . . . .   1.00        .032     (.032)      1.00       3.27

  Investor Shares
  -------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .   1.00        .048     (.048)      1.00       4.95

    1998 . . . . . . . . . . . . . . .   1.00        .051     (.051)      1.00       5.17

  Six Months Ended January 31, 1997 (1)  1.00        .025     (.025)      1.00       4.96*

  Year Ended July 31,

    1996 . . . . . . . . . . . . . . .   1.00        .051     (.051)      1.00       5.25

    1995 . . . . . . . . . . . . . . .   1.00        .050     (.050)      1.00       5.08

    1994(2)  . . . . . . . . . . . . .   1.00        .018     (.018)      1.00       3.22*

  Administrative Shares
  -------------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .   1.00        .050     (.050)      1.00       5.10

    1998 . . . . . . . . . . . . . . .   1.00        .052     (.052)      1.00       5.32

  Period Ended January 31, 1997 (3)  .   1.00        .010     (.010)      1.00       5.07*

  Participant Shares
  ----------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .   1.00        .047     (.047)      1.00       4.79

    1998 . . . . . . . . . . . . . . .   1.00        .049     (.049)      1.00       5.00

  Period Ended January 31, 1997 (3)  .   1.00        .009     (.009)      1.00       4.77*
---------------------------------------------------------------------------------------------

DREYFUS TREASURY PRIME CASH MANAGEMENT

 Institutional Shares
 -----------

 Year Ended January 31,

    1999 . . . . . . . . . . . . . . .  $1.00       $.050    $(.050)     $1.00       5.07%

    1998 . . . . . . . . . . . . . . .   1.00        .052     (.052)      1.00       5.30

  Period Ended January 31, 1997 (5)  .   1.00        .047     (.047)      1.00       5.16*

  Year Ended February 28/29,

    1996 . . . . . . . . . . . . . . .   1.00        .055     (.055)      1.00       5.65

    1995 . . . . . . . . . . . . . . .   1.00        .043     (.043)      1.00       4.39

    1994 . . . . . . . . . . . . . . .   1.00        .030     (.030)      1.00       3.02

  Investor Shares
  -------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .   1.00        .047     (.047)      1.00       4.81

    1998 . . . . . . . . . . . . . . .   1.00        .049     (.049)      1.00       5.03

  Period Ended January 31, 1997 (5)  .   1.00        .044     (.044)      1.00       4.88*

  Year Ended February 28/29,

    1996 . . . . . . . . . . . . . . .   1.00        .053     (.053)      1.00       5.39

    1995 . . . . . . . . . . . . . . .   1.00        .041     (.041)      1.00       4.13

    1994 (6) . . . . . . . . . . . . .   1.00        .004     (.004)      1.00       2.77*

  Administrative Shares
  -------------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .   1.00        .049     (.049)      1.00       4.97

    1998 . . . . . . . . . . . . . . .   1.00        .051     (.051)      1.00       5.19

  Period Ended January 31, 1997 (3)  .   1.00        .010     (.010)      1.00       4.97*

  Participant Shares
  ----------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .   1.00        .046     (.046)      1.00       4.65

    1998 . . . . . . . . . . . . . . .   1.00        .048     (.048)      1.00       4.88

  Period Ended January 31, 1997 (3)  .   1.00        .009     (.009)      1.00       4.66*
-------------------------------

                                                    Ratios/Supplemental Data
                                         ____________________________________________

                                                                  Decrease

                                                  Ratio of Net    reflected

                                        Ratio of   Investment    in expense   Net Assets

                                        Expenses   Income to    ratios due to   End of

                                       to Average   Average    undertaking by   Period

                                       Net Assets  Net Assets   the Manager  (in millions)

                                        _________   _________   ____________   _________
DREYFUS TREASURY CASH MANAGEMENT

 Institutional Shares
 -----------

 Year Ended January 31,

    1999 . . . . . . . . . . . . . . .      .20%        5.09%         --          $2,865

    1998 . . . . . . . . . . . . . . .      .20         5.30          --           2,921

  Six Months Ended January 31, 1997 (1)     .20*        5.14*         --           2,649

  Year Ended July 31,

    1996 . . . . . . . . . . . . . . .      .20         5.35          --           2,420

    1995 . . . . . . . . . . . . . . .      .20         5.22          --           1,951

    1994 . . . . . . . . . . . . . . .      .20         3.18         .01%          1,983

  Investor Shares
  -------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .      .45         4.84          --             538

    1998 . . . . . . . . . . . . . . .      .45         5.07          --             597

  Six Months Ended January 31, 1997 (1)     .45*        4.89*         --             330

  Year Ended July 31,

    1996 . . . . . . . . . . . . . . .      .45         5.05          --             238

    1995 . . . . . . . . . . . . . . .      .45         5.24          --              39

    1994(2)  . . . . . . . . . . . . .      .45*        3.33*         --              21

  Administrative Shares
  -------------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .      .30         4.99          --              17

    1998 . . . . . . . . . . . . . . .      .30         5.20          --             -- (4)

  Period Ended January 31, 1997 (3)  .      .30*        4.25*         --             -- (4)

  Participant Shares
  ----------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .      .60         4.68          --             126

    1998 . . . . . . . . . . . . . . .      .60         4.90          --             102

  Period Ended January 31, 1997 (3)  .      .60*        4.20*         --             -- (4)
---------------------------------------------------------------------------

DREYFUS TREASURY PRIME CASH MANAGEMENT

 Institutional Shares
 -----------

 Year Ended January 31,

    1999 . . . . . . . . . . . . . . .      .20%        4.96%                     $2,784

    1998 . . . . . . . . . . . . . . .      .20         5.17          --           2,907

  Period Ended January 31, 1997 (5)  .      .20*        5.05*         --           3,047

  Year Ended February 28/29,

    1996 . . . . . . . . . . . . . . .      .20         5.53          --           2,904

    1995 . . . . . . . . . . . . . . .      .20         4.26          --           3,342

    1994 . . . . . . . . . . . . . . .      .20         2.99         .02%          4,442

  Investor Shares
  -------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .      .45         4.71                         434

    1998 . . . . . . . . . . . . . . .      .45         4.91          --             304

  Period Ended January 31, 1997 (5)  .      .45*        4.80*         --             358

  Year Ended February 28/29,

    1996 . . . . . . . . . . . . . . .      .45         5.21          --             256

    1995 . . . . . . . . . . . . . . .      .45         4.26          --             123

    1994 (6) . . . . . . . . . . . . .      .45*        2.78*         --              54

  Administrative Shares
  -------------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .      .30         4.86                          56

    1998 . . . . . . . . . . . . . . .      .30         5.10          --               7

  Period Ended January 31, 1997 (3)  .      .30*        4.91*         --             -- (4)

  Participant Shares
  ----------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .      .60         4.56                         132

    1998 . . . . . . . . . . . . . . .      .60         4.79          --             110

  Period Ended January 31, 1997 (3)  .      .60*        4.70*         --             -- (4)
-------------------------------

* Annualized.

(1)  The Fund changed its fiscal year end from July 31 to January 31.

(2)  From January 10, 1994 (commencement of initial offering) to July 31, 1994.

(3)  From November 21, 1996 (commencement of initial offering) to January 31,
     1997.

(4)  Amount is less than $1 million.

(5)  The Fund changed its fiscal year end from February 28/29 to January 31.

(6)  From January 10, 1994 (commencement of initial offering) to February 28,
     1994.

                      SEE NOTES TO FINANCIAL STATEMENTS.




FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of Common Stock/Beneficial Interest outstanding, as the case may be, for each share class of each Fund indicated, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from each Fund's financial statements.


                                                         Per Share Data
                                           ____________________________________________



                                           Net Asset               Dividends   Net Asset

                                             Value       Net       from Net      Value      Total

                                           Beginning  Investment  Investment      End     Investment

                                          of Period     Income      Income    of Period     Return
                                          __________  __________  __________  __________  __________
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

 Institutional Shares
 -----------

 Year Ended January 31,

    1999 . . . . . . . . . . . . . . .        $1.00      $ .033     $(.033)      $1.00       3.37%

    1998 . . . . . . . . . . . . . . .         1.00        .035      (.035)       1.00       3.59

  Period Ended January 31, 1997 (1)  .         1.00        .003      (.003)       1.00       3.41*

  Year Ended December 31,

    1996 . . . . . . . . . . . . . . .         1.00        .034      (.034)       1.00       3.43

    1995 . . . . . . . . . . . . . . .         1.00        .038      (.038)       1.00       3.85

    1994 . . . . . . . . . . . . . . .         1.00        .027      (.027)       1.00       2.76

  Investor Shares
  -------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .         1.00        .031      (.031)       1.00       3.12

    1998 . . . . . . . . . . . . . . .         1.00        .033      (.033)       1.00       3.34

  Period Ended January 31, 1997 (1)  .         1.00        .003      (.003)       1.00       3.18*

  Year Ended December 31,

    1996 . . . . . . . . . . . . . . .         1.00        .031      (.031)       1.00       3.18

    1995 . . . . . . . . . . . . . . .         1.00        .035      (.035)       1.00       3.60

    1994 . . . . . . . . . . . . . . .         1.00        .025      (.025)       1.00       2.51

  Administrative Shares
  -------------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .         1.00        .032      (.032)       1.00       3.27

    1998 . . . . . . . . . . . . . . .         1.00        .034      (.034)       1.00       3.49

  Period Ended January 31, 1997 (1)  .         1.00        .003      (.003)       1.00       3.30*

  Period Ended December 31, 1996 (2) . .       1.00        .004      (.004)       1.00       3.38*

  Participant Shares
  ----------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .         1.00        .029      (.029)       1.00       2.97

    1998 . . . . . . . . . . . . . . .         1.00        .031      (.031)       1.00       3.18

  Period Ended January 31, 1997 (1)  .         1.00        .003      (.003)       1.00       2.94*

  Period Ended December 31, 1996 (2) . .       1.00        .004      (.004)       1.00       3.12*
-------------------------------

                                             Ratios/Supplemental Data
                                         ________________________________

                                                   Ratio of Net

                                         Ratio of   Investment   Net Assets

                                         Expenses    Income to     End of

                                        to Average   Average       Period

                                        Net Assets  Net Assets  (in millions)
                                        __________  ___________  __________
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

 Institutional Shares
 -----------

 Year Ended January 31,

    1999 . . . . . . . . . . . . . . .     .20%         3.31%        $208

    1998 . . . . . . . . . . . . . . .     .20          3.53          134

  Period Ended January 31, 1997 (1)  .     .20*         3.38*         159

  Year Ended December 31,

    1996 . . . . . . . . . . . . . . .     .20          3.38          156

    1995 . . . . . . . . . . . . . . .     .20          3.78          194

    1994 . . . . . . . . . . . . . . .     .20          2.62          193

  Investor Shares
  -------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .     .45          3.07           50

    1998 . . . . . . . . . . . . . . .     .45          3.26           47

  Period Ended January 31, 1997 (1)  .     .45*         3.13*          67

  Year Ended December 31,

    1996 . . . . . . . . . . . . . . .     .45          3.14           46

    1995 . . . . . . . . . . . . . . .     .45          3.51           23

    1994 . . . . . . . . . . . . . . .     .45          2.43            1

  Administrative Shares
  -------------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .     .30          3.54           -- (3)

    1998 . . . . . . . . . . . . . . .     .30          3.53           -- (3)

  Period Ended January 31, 1997 (1)  .     .30*         3.64*          -- (3)

  Period Ended December 31, 1996 (2) . .   .30*         3.73*          -- (3)

  Participant Shares
  ----------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .     .60          2.91           15

    1998 . . . . . . . . . . . . . . .     .60          3.17            7

  Period Ended January 31, 1997 (1)  .     .60*         3.17*          -- (3)

  Period Ended December 31, 1996 (2) . .   .60*         3.55*          -- (3)
-------------------------------

* Annualized.

(1)  The Fund changed its fiscal year end from December 31 to January 31.

(2) From November 21, 1996 (commencement of initial offering) to December 31, 1996.

(3)  Amount represents less than $1 million.

                      SEE NOTES TO FINANCIAL STATEMENTS.




FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of Common Stock/Beneficial Interest outstanding, as the case may be, for each share class of each Fund indicated, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from each Fund's financial statements.





                                                         Per Share Data
                                           ___________________________________





                                        Net Asset           Dividends   Net Asset             Ratio of

                                          Value     Net      from Net     Value     Total     Expenses

                                        Beginning Investment Investment    End    Investment to Average

                                       of Period   Income     Income    of Period   Return   Net Assets

                                       ________   ________   ________   ________   ________   _________
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

 Institutional Shares
 -----------

 Year Ended January 31,

    1999 . . . . . . . . . . . . . . .  $1.00      $ .031    $(.031)     $1.00       3.19%       .20%

    1998 . . . . . . . . . . . . . . .   1.00        .034     (.034)      1.00       3.46        .20

  Six Months Ended January 31, 1997 (1)  1.00        .017     (.017)      1.00       3.29*       .20*

  Year Ended July 31,

    1996 . . . . . . . . . . . . . . .   1.00        .034     (.034)      1.00       3.44        .20

    1995 . . . . . . . . . . . . . . .   1.00        .034     (.034)      1.00       3.46        .20

    1994 . . . . . . . . . . . . . . .   1.00        .022     (.022)      1.00       2.23        .20

  Investor Shares
  -------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .   1.00        .029     (.029)      1.00       2.93        .45

    1998 . . . . . . . . . . . . . . .   1.00        .032     (.032)      1.00       3.20        .45

  Six Months Ended January 31, 1997 (1)  1.00        .015     (.015)      1.00       3.04*       .45*

  Year Ended July 31,

    1996 . . . . . . . . . . . . . . .   1.00        .031     (.031)      1.00       3.18        .45

    1995 . . . . . . . . . . . . . . .   1.00        .032     (.032)      1.00       3.20        .45

    1994 (2) . . . . . . . . . . . . .   1.00        .011     (.011)      1.00       2.02*       .45*

  Administrative Shares
  -------------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .   1.00        .030     (.030)      1.00       3.09        .30

    1998 . . . . . . . . . . . . . . .   1.00        .033     (.033)      1.00       3.35        .30

  Period Ended January 31, 1997 (3)  .   1.00        .006     (.006)      1.00       3.24*       .30*

  Participant Shares
  ----------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .   1.00        .027     (.027)      1.00       2.78        .60

    1998 . . . . . . . . . . . . . . .   1.00        .030     (.030)      1.00       3.05        .60

  Period Ended January 31, 1997 (3)  .   1.00        .006     (.006)      1.00       2.94*       .60*
-------------------------------------------------------------------------------------------------------

DREYFUS TAX EXEMPT CASH MANAGEMENT

 Institutional Shares
 -----------

 Year Ended January 31,

    1999 . . . . . . . . . . . . . . .  $1.00      $ .032    $(.032)     $1.00       3.26%       .20%

    1998 . . . . . . . . . . . . . . .   1.00        .034     (.034)      1.00       3.50        .20

    1997 . . . . . . . . . . . . . . .   1.00        .033     (.033)      1.00       3.31        .20

    1996 . . . . . . . . . . . . . . .   1.00        .037     (.037)      1.00       3.72        .20

    1995 . . . . . . . . . . . . . . .   1.00        .028     (.028)      1.00       2.83        .20

  Investor Shares
  -------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .   1.00        .030     (.030)      1.00       3.00        .45

    1998 . . . . . . . . . . . . . . .   1.00        .032     (.032)      1.00       3.24        .45

    1997 . . . . . . . . . . . . . . .   1.00        .030     (.030)      1.00       3.05        .45

    1996 . . . . . . . . . . . . . . .   1.00        .034     (.034)      1.00       3.46        .45

    1995 . . . . . . . . . . . . . . .   1.00        .025     (.025)      1.00       2.57        .45

  Administrative Shares
  -------------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .   1.00        .031     (.031)      1.00       3.15        .30

    1998 . . . . . . . . . . . . . . .   1.00        .033     (.033)      1.00       3.39        .30

  Period Ended January 31, 1997 (3)  .   1.00        .006     (.006)      1.00       3.24*       .30*

  Participant Shares
  ----------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .   1.00        .028     (.028)      1.00       2.85        .60

    1998 . . . . . . . . . . . . . . .   1.00        .030     (.030)      1.00       3.09        .60

  Period Ended January 31, 1997 (3)  .   1.00        .006     (.006)      1.00       2.94*       .60*
-------------------------------

                                             Ratios/Supplemental Data
                                          ___________________________________

                                                           Decrease

                                           Ratio of Net    reflected

                                            Investment    in expense   Net Assets

                                            Income to    ratios due to   End of

                                             Average    undertaking by   Period

                                            Net Assets   the Manager  (in millions)

                                             _________   ____________   _________
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

 Institutional Shares
 -----------

 Year Ended January 31,

    1999 . . . . . . . . . . . . . . .        3.12%         --         $   268

    1998 . . . . . . . . . . . . . . .        3.40          --             196

  Six Months Ended January 31, 1997 (1)       3.28*         --             133

  Year Ended July 31,

    1996 . . . . . . . . . . . . . . .        3.33          --             132

    1995 . . . . . . . . . . . . . . .        3.42          --             101

    1994 . . . . . . . . . . . . . . .        2.18         .06%             83

  Investor Shares
  -------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .        2.92                           9

    1998 . . . . . . . . . . . . . . .        3.17          --              13

  Six Months Ended January 31, 1997 (1)       3.03*         --               8

  Year Ended July 31,

    1996 . . . . . . . . . . . . . . .        3.09          --              14

    1995 . . . . . . . . . . . . . . .        2.81          --               6

    1994 (2) . . . . . . . . . . . . .        2.12*         --              53

  Administrative Shares
  -------------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .        3.02          --             -- (4)

    1998 . . . . . . . . . . . . . . .        3.30          --             -- (4)

  Period Ended January 31, 1997 (3)  .        3.24*         --             -- (4)

  Participant Shares
  ----------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .        2.72                           1

    1998 . . . . . . . . . . . . . . .        3.01          --               1

  Period Ended January 31, 1997 (3)  .        2.88*         --             -- (4)
-----------------------------------------------------------------

DREYFUS TAX EXEMPT CASH MANAGEMENT

 Institutional Shares
 -----------

 Year Ended January 31,

    1999 . . . . . . . . . . . . . . .        3.20%         --          $1,286

    1998 . . . . . . . . . . . . . . .        3.44          --           1,319

    1997 . . . . . . . . . . . . . . .        3.25          --           1,646

    1996 . . . . . . . . . . . . . . .        3.64          --           1,366

    1995 . . . . . . . . . . . . . . .        2.73          --           1,299

  Investor Shares
  -------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .        2.96          --             161

    1998 . . . . . . . . . . . . . . .        3.22          --             149

    1997 . . . . . . . . . . . . . . .        2.98          --              44

    1996 . . . . . . . . . . . . . . .        3.39          --              80

    1995 . . . . . . . . . . . . . . .        2.74          --              47

  Administrative Shares
  -------------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .        2.95          --               1

    1998 . . . . . . . . . . . . . . .        3.35          --               1

  Period Ended January 31, 1997 (3)  .        3.54*         --             -- (4)

  Participant Shares
  ----------------

  Year Ended January 31,

    1999 . . . . . . . . . . . . . . .        2.81          --              73

    1998 . . . . . . . . . . . . . . .        3.08          --              72

  Period Ended January 31, 1997 (3)  .        3.29*         --             -- (4)
-------------------------------
 * Annualized.

 (1)  The Fund changed its fiscal year end from July 31 to January 31.

 (2)  From January 18, 1994 (commencement of initial offering) to January 31,
      1994.

 (3)  From November 21, 1996 (commencement of initial offering) to January 31,
      1997.

 (4)  Amount represents less than $1 million.

                       SEE NOTES TO FINANCIAL STATEMENTS.



NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management, (each, a "Fund" and collectively, the " Funds" ) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the "Act"). Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the "Company") which currently offers two series. Each Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from Federal income tax, and, in the case of Dreyfus New York Municipal Cash Management only, which is exempt from Federal, New York State and New York City income taxes. The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of each Fund' s shares, which are sold without a front end sales load. Each Fund offers the following classes of shares: Institutional Shares, Administrative Shares, Investor Shares and Participant Shares. Administrative Shares, Investor Shares and Participant Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

It is each Fund's policy to maintain a continuous net asset value per share of $1.00; each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any Fund will be able to maintain a stable net asset value per share of $1.00.

  Each Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board Members to represent the fair value of each Fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discount on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, each Fund receives net earnings credits based on available cash balances left on deposit. The following Funds received net earnings credits during the period ended January 31, 1999 based on available cash balances left on deposit:



     Dreyfus Government Prime Cash Management  . . . . . . .  . .$    3,543

     Dreyfus Municipal Cash Management Plus  . . . . . . . .  . . $  23,498

     Dreyfus Tax Exempt Cash Management  . . . . . . . . . .  . . .$103,150

Income earned under this arrangement is included in interest income.

  Dreyfus New York Municipal Cash Management follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

  Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund' s Manager, subject to the seller's agreement to repurchase and the Fund' s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund' s custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (C) EXPENSES: With regards to the Company, expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to both series are allocated between them.

  (D) DIVIDENDS TO SHAREHOLDERS: It is the policy of each Fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of each Fund not to distribute such gain.


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(E) FEDERAL INCOME TAXES: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

  The following summarizes each Fund's unused capital loss carryovers available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 1999. The carryover does not include net realized securities losses from November 1, 1998 through January 31, 1999 which are treated, for Federal income tax purposes, as arising in fiscal 2000:

                                                                                           EXPIRING IN FISCAL ($000)
                                                                         _____________________________________________________

FUND                                                                      2002   2003    2004   2005    2006   2007    TOTAL
_____                                                                     _____  _____   _____  _____   _____  ______  _____
Dreyfus Cash Management. . . . . . . . . . . . . . . . . . . . . . . .     --    $157     --    $122    $179    --     $458

Dreyfus Cash Management Plus, Inc. . . . . . . . . . . . . . . . . . .     --    $708    $ 41    --     $221    --     $970

Dreyfus Government Cash Management . . . . . . . . . . . . . . . . . .     --    $147     --    $526     --     $ 24   $697

Dreyfus Treasury Cash Management . . . . . . . . . . . . . . . . . . .     --    $ 23    $185   $135    $ 74    $186   $603

Dreyfus Treasury Prime Cash Management . . . . . . . . . . . . . . . .     --    $  7    $116   $ 20    $ 72    $198   $413

Dreyfus Municipal Cash Management Plus . . . . . . . . . . . . . . . .    $134   $ 13    $  6   $ 17     --     $ 18   $188

Dreyfus New York Municipal Cash Management . . . . . . . . . . . . . .     --    $  3     --    $  3     --      --    $  6

Dreyfus Tax Exempt Cash Management . . . . . . . . . . . . . . . . . .     --    $177    $112   $156    $ 43    $ 25   $513


  At January 31, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to separate management agreements with the Manager, the management fee of each Fund is computed at the annual rate of
 . 20 of 1% of the value of such Fund's average daily net assets and is payable monthly.

  Unless the Manager gives a Fund's investors 90 days notice to the contrary, the Manager, and not the Fund, will be liable for Fund expenses (exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses) other than the following expenses, which will be borne by the Fund: the management fee, and with respect to the Fund' s Administrative Shares, Investor Shares and Participant Shares, Rule 12b-1 Service Plan expenses.

(B) Under each Fund's Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Shares, Investor Shares and Participant Shares, each Fund (a) reimburses the Distributor for distributing such classes of shares and (b) pays the Manager, Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and their affiliates (collectively, " Dreyfus") for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .10, .25 and .40 of 1% of the value of the average daily net assets of Administrative Shares, Investor Shares and Participant Shares, respectively. Both the Distributor and Dreyfus may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of a Fund' s Administrative Shares, Investor Shares and Participant Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Both the Distributor and Dreyfus determine the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under each Plan are payable without regard to actual expenses incurred.

(C) Each Fund (except for Dreyfus New York Municipal Cash Management) pays its Board members an annual fee of $3,000 and an attendance fee of $500 per meeting. Dreyfus New York Municipal Cash Management pays its Board members an annual fee of $1,000 and an attendance fee of $500 per meeting. These amounts are borne by the Manager as to each Fund pursuant to the undertakings in effect. See Note 2(a).

NOTE 3--CAPITAL SHARE TRANSACTIONS:

  Each Fund (except for Dreyfus Cash Management Plus, Inc.) is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Dreyfus Cash Management Plus, Inc. is authorized to issue 15 billion shares of $.001 par value Common Stock.



DREYFUS CASH MANAGEMENT FUNDS
------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF TRUSTEES/DIRECTORS

DREYFUS CASH MANAGEMENT

DREYFUS CASH MANAGEMENT PLUS, INC.

DREYFUS GOVERNMENT CASH MANAGEMENT

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

DREYFUS TAX EXEMPT CASH MANAGEMENT

DREYFUS TREASURY CASH MANAGEMENT

DREYFUS TREASURY PRIME CASH MANAGEMENT

  We have audited the accompanying statement of assets and liabilities, including the statements of investments, of Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury Cash Management and Dreyfus Treasury Prime Cash Management as of January 31, 1999, and the related statements of operations and changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 1999 by correspondence with the custodians and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds referred to above as of January 31, 1999, and the results of their operations, the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.





New York, New York

March 17, 1999



DREYFUS CASH MANAGEMENT FUNDS
------------------------------------------------------------------------------

IMPORTANT TAX INFORMATION (UNAUDITED)

  In  accordance  with  Federal  tax  law,  Dreyfus  Tax Exempt Cash Management,
Dreyfus Municipal Cash Management Plus and Dreyfus New York Municipal Cash Management hereby make the following designations regarding the dividends paid from investment income-net during their fiscal year ended January 31, 1999:

  -- all the dividends paid from investment income-net are exempt-interest dividends (not generally subject to regular Federal income taxes).

  -- for individuals who are residents of New York, exempt-interest dividends paid by Dreyfus New York Municipal Cash Management are also not subject to New York State and New York City personal income tax.

  For State individual income tax purposes Dreyfus Government Cash Management, Dreyfus Goverment Prime Cash Management, Dreyfus Treasury Cash Management and Dreyfus Treasury Prime Cash Management hereby designate the following percentage of ordinary dividends paid during the fiscal year ended January 31, 1999 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including New York, California and the District of Columbia:

                    Dreyfus Government Cash Management         56.78%

                    Dreyfus Government Prime Cash Management   99.92%

                    Dreyfus Treasury Cash Management           33.47%

                    Dreyfus Treasury Prime Cash Management    100.00%


ANNUAL REPORTS FOR

                                                        DREYFUS CASH MANAGEMENT

                                             DREYFUS CASH MANAGEMENT PLUS, INC.

                                             DREYFUS GOVERNMENT CASH MANAGEMENT

                                       DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

                                               DREYFUS TREASURY CASH MANAGEMENT

                                         DREYFUS TREASURY PRIME CASH MANAGEMENT

                                         DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

                                    DREYFUS NEW YORK MUNICIPAL  CASH MANAGEMENT

                                             DREYFUS TAX EXEMPT CASH MANAGEMENT

                                                               JANUARY 31, 1999

                                                                        DREYFUS
Dreyfus
[Dreyfus runclose lion logo]